As filed with the Securities and Exchange Commission
                              on April 30, 1998


                                             Securities Act File No. 333-20287
                                     Investment Company Act File No. 811-08023

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _


                        Pre-Effective Amendment No. _


                       Post-Effective Amendment No. 1 _


                                     and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 2 _


                       (Check appropriate box or boxes)

                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
              (Exact Name of Registration as Specified in Charter)

                         600 17th Street, 2610 S. Tower
                                Denver, Colorado
                    (Address of Principal Executive Offices)

                                      80202
                                   (Zip Code)


Registrant's Telephone Number, including Area Code: (303) 623-7500


                                 Calvin F. Isaak
                          Funds Management Corporation
                                 600 17th Street
                                  2610 S. Tower
                             Denver, Colorado 80202
                     (Name and Address of Agent for Service)


                                    Copy to:
                            Robert J. Ahrenholz, Esq.
                                   Kutak Rock
                                 717 17th Street
                                   Suite 2900
                             Denver, Colorado 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.



     It is proposed that this filing will become effective (check appropriate box):


     __x_ immediately upon filing pursuant to paragraph (b)
     ____ on (date) pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     ____ on (date) pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to (a)(2)
     ____ on (date) pursuant to (a)(2) of rule 485


     If appropriate check the following box:

     ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                             --------------------

                  COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                                  FORM N-1A
                            CROSS REFERENCE SHEET

         Part A
        Item No.                                       Prospectus Heading
        --------                                       ------------------

1.    Cover Page                                       Cover Page

2.    Synopsis                                         Expense Table

3.    Condensed Financial Information                  Not applicable

4.    General Description of Registrant                Cover  Page;
                                                       Description of the
                                                       Fund; Management of
                                                       the Fund; Investment
                                                       Considerations;
                                                       Additional Information

5.    Management of the Fund                           Management of the Fund;
                                                       Investment Considerations

5A.   Management's Discussion of Fund Performance      Not Applicable

6.    Capital Stock and Other Securities               Taxation of the Fund and
                                                       its Shareholders;
                                                       Distributions;
                                                       Description of the Fund;
                                                       Additional Information;
                                                       Transfer and Dividend
                                                       Disbursing Agent, Counsel
                                                       and Auditors

7.    Purchase of Securities Being Offered             Purchase of Shares;
                                                       Exchange Privilege;
                                                       Net Asset Value Per Share

8.    Redemption or Repurchase                         Redemption of Shares;
                                                       Net Asset Value Per Share

9.    Pending Legal Proceedings                        Not applicable

10.   Cover Page                                       Cover Page

11.   Table of Contents                                Table of Contents;
                                                       Introduction

12.   General Information and History                  Not Applicable

                                        Heading in Statement of Additional
         Part B                     Information or Prospectus (If Not Otherwise
        Item No.                                Included in Statement)
        --------                    -------------------------------------------

13.   Investment Objectives and Policies          Investment Objective and
                                                  Management Policies

14.   Management of the Fund                      Management of the Fund;
                                                  Financial Statements; Transfer
                                                  Agent and Dividend
                                                  Disbursing Agent, Counsel and
                                                  Auditors

15.   Control Persons and Principal Holders
      of Securities                               Management of the Fund;
                                                  Financial Statements

16.   Investment Advisory and Other Services      Management of the Fund

17.   Brokerage Allocation and Other Practices    Management of the Fund

18.   Capital Stock and Other Securities          Additional Information

19.   Purchase, Redemption and Pricing of
      Securities Being Offered                    Net Asset Value Per Share;
                                                  Purchase of Shares;
                                                  Redemption of Shares

20.   Tax Status                                  Taxation of the Fund and its
                                                  Shareholders

21.   Underwriters                                Management of the Fund

22.   Calculation of Performance Data             Computation of Yield and
                                                  Investment Performance

23.   Financial Statements                        Financial Statements;
                                                  Report of Certified
                                                  Public Accountants


                                    Part C

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                             DATED APRIL 30, 1998


PROSPECTUS


[LOGO]                                                           600 17th Street
Colorado Double Tax                                          Suite 2610 S. Tower
Exempt Bond Fund, Inc.                                    Denver, Colorado 80202


Statewide Call Toll Free 1-800-279-4426
From the Denver Area Call (303) 623-7500

      Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund") is an open end management investment company. The Fund presently offers Colorado investors a choice of a Short-Intermediate Portfolio and an Income Portfolio, each of which is a no-load, non-diversified investment portfolio of the Fund. Both portfolios seek to provide Colorado investors with as high a level of tax-exempt income as is consistent with the maturities of the portfolio selected and, regardless of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

      The Short-Intermediate Portfolio invests primarily in high quality short and intermediate term Colorado municipal securities and is restricted to a weighted average maturity of no more than seven years. The Income Portfolio invests primarily in high quality long- and intermediate-term Colorado municipal securities and is expected to have a weighted average maturity of more than seven years. The Short-Intermediate Portfolio generally provides a lower yield than the Income Portfolio; but, in turn, generally provides greater principal stability than the Income Portfolio.

      This Prospectus is intended to set forth in a clear and concise manner information about the Fund that a prospective investor should know before investing. After reading the Prospectus, it should be retained for future reference as it contains information about the purchase and sale of shares and other items which a prospective investor will find useful to have.


      A "Statement of Additional Information" dated April 30, 1998 which provides a further discussion of certain matters covered by this Prospectus and other matters which may be of interest to investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy is available without charge from the Fund at the address and telephone number shown above.


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE TABLE
                   SHORT-INTERMEDIATE AND INCOME PORTFOLIOS


      Shareholder Transaction Expenses                           none


      Annual Fund Operating Expenses (as a percentage of average net assets)


      Management Fees                                            .23
      12b-1 Fees                                                 .25
      Other Expenses (after expense limitation)*                 .20

      Total Fund Operating Expenses (after expense limitation)*  .68*

      The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly in connection with an investment in the Fund. These figures are based on actual amounts for the current fiscal year.


Example


      As required by regulations of the Securities and Exchange Commission, the following example illustrates the expenses that apply to a $1,000 investment in the Fund over various time periods assuming (i) a 5% annual rate of return and
(ii) redemption at the end of each such time period.**

                  One Year                      Three Years
                     $7                             $22


      This example is based on the aggregate annual operating expenses, before fee waivers and expense reductions, shown above and should not be considered a representation of past or future expenses which may be more or less than those shown.


----------
*The percentage figure above for "Other Expenses" is based on actual amounts incurred for the most recent fiscal year less reimbursement from the Funds' investment adviser. The Funds' investment adviser has agreed to reimburse the Fund for its expenses to the extent that they exceed .68% of the Fund's average annual net assets. Without the reimbursement, the Other Expenses would have been 84.89% for the Short Income Portfolio and 24.20% for the Income Portfolio. **You would pay the same expenses assuming no redemption since the Fund does not charge a redemption fee.

      The per share data and ratios in the tables below have been extracted from the Funds financial statements which statements have been audited by Baird, Kurtz & Dobson, the Fund's independent accountants, whose report can be found in the Statement of Additional Information of the Fund, which is available upon request. Further financial information is included in the Statement of Additional Information.

      Selected data for a share of beneficial interest outstanding of the Short-Intermediate Portfolio and a share of beneficial interest outstanding of the Income Portfolio for the period ended December 31, 1997 are as follows:

               Colorado Double Tax Exempt Bond Fund, Inc.
                      Short Intermediate Portfolio
                          Financial Highlights
          (For a fund share outstanding throughout the period)


                                                     For the period
                                                    October 28, 1997
                                               (Commencement of operations)
                                                           to
                                                   December 31, 1997

Net asset value, beginning of period                              $10.00
                                                                  ------

Income from investment operations:
     Net investment income                                          0.07
     Capital gains
          Net realized and unrealized gain (loss) on                0.03
          investments                                               ----

     Total from investment operations                               0.10
                                                                    ----
Less distributions:
     Dividends from net investment income                          (0.07)
     Dividends from net realized gains                              0.00
                                                                    ----
Total distributions                                                (0.07)
                                                                    ----
Net asset value, end of period                                    $10.03
                                                                   =====

Ratios/Supplemental Data:
Net assets, end of period (in 000s)                                   51

Ratio of expenses to average net assets                            84.89%**

Ratio of expenses to average net assets, after                      0.68%**
     reimbursement

Ratio of net investment income (loss) to                          (80.44)%**
average net assets

Ratio of net investment income (loss) to                            3.77%**
average net assets,
after reimbursement

Portfolio turnover rate                                             0.00%

Average commission rate paid                                        0.0000

Total return*                                                       5.64%**


---------------
*Based on net asset value per share
**The Portfolio was capitalized on April 17, 1997, with $50,000 representing 5,000 shares at a net asset value per share of $10.00. The initial public offering was made on October 28, 1997, at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.

               Colorado Double Tax Exempt Bond Fund, Inc.
                            Income Portfolio
                          Financial Highlights
          (For a fund share outstanding throughout the period)

                                                             For the period
                                                            October 28, 1997
                                                            (Commencement of
                                                               operations)
                                                                    to
                                                            December 31, 1997

Net asset value, beginning of period                              $10.00
                                                                  ------
Income from investment operations:
     Net investment income                                          0.09
     Capital gains
          Net realized and unrealized gain (loss) on                0.12
          investments                                               ----

Total from investment operations                                    0.21
                                                                    ----
Less distributions:
     Dividends from net investment income                          (0.09)
     Dividends from net realized gains                              0.00
                                                                    ----
Total distributions                                                (0.09)
                                                                    ----
Net asset value, end of period                                    $10.12
                                                                   =====

Ratios/Supplemental Data:
Net assets, end of period (in 000s)                                  320

Ratio of expenses to average net assets                            24.20%**

Ratio of expenses to average net assets, after                      0.68%**
reimbursement

Ratio of net investment income (loss) to                          (18.48)%**
average net assets

Ratio of net investment income (loss) to                            5.03%**
average net assets, after reimbursement

Portfolio turnover rate                                            25.64%

Average commission rate paid                                        0.0000


Total return*                                                      12.21%**


---------------
*Based on net asset value per share
**The Portfolio was capitalized on April 17, 1997, with $50,000 representing 5,000 shares at a net asset value per share of $10.00. The initial public offering was made on October 28, 1997, at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.

                           DESCRIPTION OF THE FUND

      The Fund is an open-end management investment company, or mutual fund, organized as a Maryland corporation on August 29, 1996. The Fund offers a choice of two portfolios, each of which is a no-load, non-diversified investment portfolio of the Fund. Both portfolios are designed to provide Colorado investors with as high a level of tax-exempt income exempt from Federal and Colorado state income taxes as is consistent with the maturities of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

Investment Objective

      The Fund believes that by offering two portfolios, it can achieve a more precise objective for an investor than a single portfolio attempting to achieve multiple objectives. The Fund offers a Short-Intermediate Portfolio (the "Short-Intermediate Portfolio") which restricts its weighted average maturity to no more than seven years, and an Income Portfolio (the "Income Portfolio") which is expected to have a weighted average maturity of more than seven years. Each portfolio differs from the other primarily in the maturity of its holdings and consequently in the yield levels and principal volatility which might be expected from such maturity differentials. The Short-Intermediate Portfolio generally provides a lower yield than the Income Portfolio; but, in turn, generally provides greater principal stability than the Income Portfolio.

      It is a nonfundamental policy of the Fund that, under normal circumstances, the Fund will invest at least 65% of the value of its total assets in tax-exempt bonds. The balance of its total assets will be invested in other tax-exempt securities of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income taxes and from Colorado personal income taxes.


      Under normal market conditions, the Fund will attempt to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its total assets in each portfolio in Colorado municipal securities. The Fund will invest only in securities which at the time of purchase have one of the four highest ratings of Moody's Investor Service, Inc. ("Moody's) (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("S&P") (AAA, AA, A or BBB), or Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB), or in securities which are not rated, provided that, in the opinion of the Fund's investment adviser (the "Adviser"), such securities are comparable in quality to those within the four highest ratings of Moody's, S&P or Fitch. These securities are considered to be "investment grade" securities, although bonds rated in the fourth highest ratings level (Baa by Moody's and BBB by S&P and Fitch) are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and as having some speculative characteristics. Securities on which the interest is treated as an item of tax preference for purposes of the alternative minimum tax will not be counted toward the 80% policy of the Fund. In the event the rating of an issue held in the Fund's portfolio is lowered by the rating service, such change will be considered by the Fund in its evaluation of the overall investments of the security, but such change will not necessarily result in an automatic sale of the security. For a description of municipal securities ratings see "Appendix A-Description of Municipal Securities Ratings" in the Statement of Additional Information.

      The Fund also may invest up to 20% of the value of its net assets in fixed-income securities, the interest on which is subject to federal, state and local income tax. This may be done (i) pending the investment or reinvestment in Colorado municipal securities, (ii) in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors, or
(iii) where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. For purposes of this paragraph, the term "fixed-income securities" shall include only securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities, and certificates of deposit of domestic banks which have capital, surplus and undivided profits of over $1 billion and which are members of the Federal Deposit Insurance Corporation.

      Generally, the Fund will not buy illiquid securities or Colorado municipal securities for which an active trading market does not exist. Moreover, as a matter of fundamental policy, in no event will the Fund acquire Colorado municipal securities or other illiquid assets for which there is no active trading market if such Colorado municipal securities and illiquid assets, in the aggregate, would comprise 15% or more of the net assets of the Fund. Included in this 15% limitation are restricted or not readily marketable securities and repurchase agreements maturing or terminable in more than seven (7) days. Although there may be no daily bid and asked activity for certain not rated Colorado municipal securities, there is an active secondary market for them, and for this reason the Adviser considers them to be liquid.

      The Fund may borrow money from banks for temporary purposes only, and in an amount not to exceed 10% of the value of its total assets. The Fund will not purchase portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets.

      Except  as  otherwise  herein  noted  or in the  Statement  of  Additional
Information, the investment policies of the Fund described in this Prospectus are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of the outstanding voting securities of the Fund. However, the Board of Directors will not change the Fund's principal investment objective, which is a fundamental policy of the Fund, of seeking to provide as high level of income exempt from federal taxes and from Colorado personal income taxes as is consistent with the maturities of the portfolio selected and, regardless of the portfolio selected, with a greater degree of principal stability than is associated with funds or trust invested exclusively in long-term municipal bonds. Under the Investment Company Act of 1940 (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Series means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or such Series or (2) 67% or more of the shares of the Fund or of such Series present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund or of such Series are represented at the meeting in person or by proxy. The Fund is subject to a number of additional investment restrictions, some of which may be changed only with the approval of shareholders, which limits its activities to some extent. For a list of these restrictions and more information concerning the policies discussed herein, please see the Statement of Additional Information.

Colorado Municipal Securities

      As used in this prospectus, the term, "Colorado municipal securities," refers to debt obligations issued by the State of Colorado, its counties, municipalities, authorities and political subdivisions for the purpose of obtaining funds for various public purposes. The interest on such obligations is, in the opinion of bond counsel to the issuers, exempt from federal and Colorado State income taxes.

      Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.


      In addition, certain types of "industrial development bonds" issued by or on behalf of public authorities to obtain funds for privately operated facilities are included in the definition of Colorado municipal securities, provided that the interest paid thereon is exempt from Federal and Colorado State income taxes. Tax-exempt industrial development bonds do not generally receive a pledge of the credit of the issuing municipality.


      The Fund may also purchase bond put programs consisting of long-term low coupon bonds with put options that give the purchaser the right to sell the bonds back to the seller at a specified price on a specified date usually within three to five years of the offering date of the program. In the case of such purchases, the date that the put option may be exercised is considered to be the maturity date. All bonds purchased as part of bond put programs are required to satisfy the same quality standards of the Fund applicable to other bond purchases. Additionally, the obligation of the seller to purchase a bond upon exercise of the put option must be supported by a bank letter of credit (which in the case of a selling bank must be issued by another bank). In the opinion of the Adviser, the marketability and liquidity of such bonds and their accompanying put options is the same as other bonds held by the Fund. The Fund may also purchase tender option programs that give the purchaser the right to sell the bonds back to the seller or issuer at any time prior to maturity after expiration of a specified holding period. In the case of such purchases, the first date that the bonds may be tendered is considered to be the maturity date. There is no limitation on the aggregate principal amount of bonds associated with bond put programs or tender option programs which may be purchased in either portfolio although it is not anticipated that either program will exceed 20% of the assets of a portfolio.

      Each portfolio may invest in variable rate demand instruments, repurchase agreements and standby commitments provided that none of such investments constitutes more than 5% of the assets of the portfolio. Each portfolio may also invest in when-issued securities without limitation.

      Also included within the general category of Colorado municipal securities are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities.

The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriative" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Fund may not invest in illiquid lease obligations, if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets. The Fund may, however, invest without regard to such limitation in lease obligations which the Adviser, pursuant to guidelines which have been adopted by the Board of Directors and subject to the supervision of the Board of Directors, determines to be liquid. The Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Aaa, Aa, A or Baa or better by Moody's or AAA, AA, A, BBB or better by S&P or Fitch.

      The Short-Intermediate Portfolio will tend to have a longer average maturity when interest rates are expected to decline (a market rise) and a shorter average maturity when interest rates are expected to rise (a market decline). The Income Portfolio places no maturity restrictions on the municipal securities in which it may invest. The Income Portfolio's weighted average maturity is expected to be more than seven years. The Income Portfolio will tend to have a longer average maturity when interest rates are expected to decline (a market rise) and a shorter average maturity when interest rates are expected to rise (a market decline). The Income Portfolio does not intend to maximize income through total concentration in long-term maturities. The Income Portfolio will have a dollar weighted average maturity of twenty years or more with respect to that portion of its holdings not invested in short-term securities (maturity equal to one year or less) only if in the Adviser's opinion the prevailing conditions are very favorable to long-term investment.

      While these quality and maturity policies should generally result in lower yields for both portfolios than would be obtainable in funds or trusts comprised of longer term obligations, lower quality obligations or both, they are intended to provide greater stability of principal than such other funds or trusts.

      The current yield and average maturity for both portfolios is available at any time by calling the appropriate telephone number as indicated on the cover page of this Prospectus.

      A more detailed description of the securities in which the Fund may invest is contained in the Statement of Additional Information.

Investment Risk Considerations

      In addition to the risks specific to the types of securities in which the Fund may invest described herein and in the Statement of Additional Information, the Fund is also subject to the following risks:

      Market/Credit Risk. There are two categories of risks to which the Fund is subject: credit risk and market risk. Credit risk is a function of the ability of an issuer of a municipal security to maintain timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate. A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Even though the Fund's quality standards require that investments (including bonds purchased in bond put programs) be in the four highest categories of Moody's, S&P or Fitch or the determination of equivalent quality by the Adviser in the case of all investments not secured with U.S. government obligations, or of equivalent quality as determined by the Adviser for not rated securities, there is no assurance that credit risk can be entirely eliminated. The ratings assigned by Moody's, S&P and Fitch represent their opinions as to the quality of the securities which they undertake to rate and are not absolute standards of quality. Market risk is the risk of price fluctuation of a municipal security caused by changes in economic and interest rate conditions generally affecting the market as a whole. A municipal security's maturity length also affects the price. As with other debt instruments, the price of the securities in which the Fund invests are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Fund's debt instruments may rise. Price changes of securities have a direct impact on the net asset value of the Fund.


      Diversification. As a non-diversified investment company, the Fund is not subject to any restrictions under the 1940 Act with respect to the concentration of its investments in assets of one or more issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund's investments will be limited so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, among other requirements, the Fund's investments will be limited so that at the close of each of the taxable quarter, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. For purposes of this restriction, the Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of principal and interest may be regarded as the sole issuer. A fund which elects to be classified as "diversified" under the 1940 Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent the Fund assumes large positions in a small number of issuers, the Fund's total return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Risks Related to Colorado

      Because of limitations contained in the state constitution, the State of Colorado issues no general obligation bonds secured by the full faith and credit of the state. Several agencies and instrumentalities of state government, however, are authorized by statute to issue bonds secured by revenues from specific projects and activities. Additionally, the state currently is authorized to issue short-term revenue anticipation notes.

      There are approximately 2,000 units of local government in Colorado. These include counties, home rule cities and counties, statutory cities and towns, school districts, water and sanitation districts, fire protection districts, metropolitan districts, general improvement and service districts. These municipal entities all have some constitutional and/or statutory authority to collect taxes, generate revenues and incur indebtedness.


      A major revenue source for many of these municipalities is the ad valorem property tax levied at the local level, with $2,668,403,531 and $2,784,138,646 levied throughout Colorado in tax years 1995 and 1996, respectively.

      In 1996, the assessed valuation of all real and personal property subject to taxation in Colorado was $33,595,086,130. This was up 3.5% from 1995 levels. For the 1989 and 1990 levy years, residential property was assessed at 15% of statutory "actual" value, and all other property was assessed at 29% of statutory "actual" value, using the levels of value for the one and one-half year period immediately prior to July 1, 1988, to determine statutory "actual" value. For the 1991 and 1992 levy years, the residential assessment ratio was 14.34% and the levels of value for the one and one-half year period immediately prior to July 1, 1990, were used to determine statutory "actual" value. For 1993 and 1994, the residential assessment ratio was reduced to 12.86%. For 1995 and 1996, the ratio was reduced to 10.36% from 12.86%.

      The Colorado Legislative Council's economic forecast predicts an increase in general fund revenues of about 7.8% during the 1997-1998 fiscal year.


      The major risks to a continued economic recovery in Colorado are reduced federal expenditures, particularly in the area of defense, cessation of large public works projects in the state, a drop in tourism caused by the lack of any state-sponsored advertising, and reduced commercial real estate values. Any of these potential events could adversely affect the Colorado economy and local governmental revenues. Additionally, on November 3, 1992, Colorado voters approved an amendment to the Colorado Constitution which is commonly referred to as the Taxpayer's Bill of Rights ("TABOR"). TABOR imposes various limits and new requirements on spending by the State of Colorado and all Colorado local governments (each of which is referred to in this section as a "governmental unit"). Any of the following, for example, now requires prior voter approval:
(i) any increase in a governmental unit's spending from one year to the next in excess of the rate of inflation plus a "growth factor," as defined in TABOR;
(ii) any increase in the real property tax revenues of a local governmental unit (not including the State) from one year to the next in excess of inflation plus the appropriate "growth factor"; (iii) any new tax, tax rate increase, mill levy increase, valuation for assessment ratio increase for a property class, extension of an expiring tax or a tax policy change directly causing a net tax revenue gain; and (iv) except for refinancing bonded indebtedness at a lower interest rate or adding new employees to existing pension plans, creation of any multiple-fiscal year direct or indirect debt or other financial obligation whatsoever without adequate present cash reserves pledged irrevocably and held for payments in all future fiscal years. TABOR has already reduced the financial flexibility of all levels of Colorado government. In particular, governmental units dependent on taxes on residential property are being squeezed between TABOR requirements of voter approval for increased mill levies and an earlier State constitutional amendment which has had the effect of lowering the assessment rate on residential property from 21.0% to 9.74% over the past eleven years.


      There can be no assurance that these, or other events, will not negatively affect the market value of the securities in the Fund or the ability of municipal entities to pay their debt obligations in a timely manner.

Legislative Tax Changes

      From time to time proposals to restrict or eliminate the Federal income tax exemption for interest on the type of securities to be purchased by the Fund are introduced and undoubtedly will continue to be introduced. If such proposals were enacted, the Fund would reevaluate its investment objective and policies. Any change in such objective and policies would require shareholder approval. It is not known if a flat tax plan (or any of the other Treasury recommendations) will be enacted and, if it is enacted, the form it will take.


Impact of the Year 2000 Issue

      The Year 2000 Issue (the "Year 2000 Issue") is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Fund's and the Adviser's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

      Based on a recent assessment, the Fund and the Adviser determined that their software is Year 2000 compliant and therefore will allow their computer systems to properly utilize dates beyond December 31, 1999.

      The Fund and the Adviser have initiated formal communications with all of their significant suppliers, including the Fund's transfer agent (the "Transfer Agent"), American Data Service, Inc., the Fund's custodian (the "Custodian"), Star Bank, N.A., and the clearing agent for the Fund's principal underwriter ("Clearing Agent"), Fiserv Correspondent Services, Inc., to determine the extent to which the Fund and the Adviser are vulnerable to those third parties' failure to remediate their own Year 2000 Issue.

      The Transfer Agent, the Custodian and the Clearing Agent have informed the Fund and the Adviser of their respective efforts to mitigate the effects of the Year 2000 Issue and each has assured the Fund and the Adviser that it will have systems installed and tested that are Year 2000 compliant by the end of December 1999. However, there can be no guarantee that the systems of the other companies on which the Fund's and the Adviser's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Fund's and the Adviser's systems, would not have a material adverse effect on the Fund and the Adviser. The Fund and the Adviser will continue to monitor the Transfer Agent's, the Custodian's and the Clearing Agent's efforts to remediate their own Year 2000 Issue.

      To date the Fund and the Adviser have not incurred any expenses and do not anticipate a material impact on the Fund or the Adviser in connection with the Year 2000 Issue. However, there can be no guarantee that the Fund and the Adviser will not incur any expenses or that there will not be a material impact on the Fund or the Adviser in connection with the Year 2000 Issue. A specific factor that might cause the Fund and the Adviser to incur expenses in connection with Year 2000 Issue is the ability of significant suppliers to remediate their own Year 2000 Issue.


                            MANAGEMENT OF THE FUND

      The affairs of the Fund will be managed under the supervision of its Board of Directors. The identities of the directors and officers of the Fund, together with certain other information about them, including fees paid to directors, are contained in the Statement of Additional Information. The Fund has been organized as a corporation under the laws of the State of Maryland. In accordance with Maryland's General Corporation law, a director of the Fund is responsible for performing his duties in good faith, in a manner he reasonably believes to be in the best interests of the Fund and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Adviser

      The Adviser, Funds Management Corporation, located at 600 17th Street, Suite 2610 South Tower, Denver, Colorado 80202, serves as the Fund's investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement") between the Fund and the Adviser dated May 28, 1997. The Adviser was incorporated as a Colorado corporation on April 7, 1988.

      Mr. Calvin F. Isaak, 600 17th Street, Suite 2610 South, Denver, Colorado 80202, is the President of the Advisor, as well as President and Chairman of the Board of the Fund. In his capacity as President of the Adviser, he will be primarily responsible in directing all investment decisions for the Fund, placing orders to purchase and sell securities and supervising the investment staff which provides economic and research services to the Fund.

      All investment decisions are made in accordance with the Fund's stated policies and are subject to the supervision and direction of the Board of Directors.

      Under the Advisory Agreement, the Fund pays Funds Management Corporation as compensation for its services, a fee computed daily and paid monthly at an annual rate of .23 of 1.00% of the value of the Fund's average daily net assets.

Distributor

      The Fund's principal underwriter and a distributor of the Fund's shares is Isaak Bond Investments, Inc. (the "Underwriter"). Mr. Isaak is a controlling shareholder of the Underwriter, which owns all of the stock of the Adviser. Mr. Isaak is also the Chairman of the Board and President of the Underwriter.


Portfolio Transactions

      The frequency of portfolio transactions-the Fund's portfolio turnover rate-will vary from year to year depending on market conditions. The Adviser anticipates that the Fund will not have a portfolio turnover rate in excess of 100% per year; however, there can be no assurances that the Fund will be able to meet this objective.

      The Adviser will be authorized to allocate the Fund's securities transactions to the Underwriter and to other broker-dealers who help distribute the Fund's shares. The Adviser will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers. This is consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Board of Directors may determine.

      In connection with its duties to arrange for the purchase and sale of portfolio securities, the Adviser will select such broker-dealers who will, in the Adviser's judgment, implement the Fund's policy to achieve best execution, i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through broker-dealers include a spread between the bid and asked prices. When allocating transactions to broker-dealers, the Adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Adviser is authorized in making such allocation, to consider, (i) whether a broker-dealer has provided research services, as further discussed below; and (ii) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Adviser as its investment adviser or having the same sub-manager, administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Adviser and that such research received by such other accounts may or may not be useful to the Fund.

      Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Underwriter, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereof. These conditions relate among other things, to the terms of an issue of municipal securities purchased by the Fund, the reasonableness of the broker-dealer spread, the amount of municipal securities which may be purchased from any one issuer, and the amount of the Fund's assets which may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Fund's Board of Directors, including a majority of the Fund's Board of Directors who are not interested persons of the Fund as defined by the 1940 Act.

      The Board of Directors will review quarterly the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

      Certain investments may be appropriate for the Fund and also for clients of the Underwriter. In such event, the Underwriter will allocate transactions among the Fund and its clients in a manner which it believes to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Underwriter in the interest of obtaining the most favorable net results for the Fund.

Plan of Distribution

      A plan of distribution has been approved and adopted by the Fund (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act for each of the Fund's portfolios. Under the Distribution Plan, the Fund may reimburse distributors or others for all expenses incurred by distributors or others in the promotion and distribution of the Fund's shares. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of prepaying and distributing sales literature and related expenses, including a prorated portion of distributors' overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees paid to securities broker-dealers or their firms or others who have executed a servicing agreement with the Fund, distributors or their affiliates.

      The maximum amount which the Fund may reimburse to distributors or others for such expenses is 0.25% per annum of the average daily net assets of the Fund, payable on a quarterly basis. All expenses of distribution in excess of 0.25% per annum will be borne by distributors or others who have incurred them, without reimbursement from the Fund.

      The Distribution Plan also covers any payments to or by the Fund, Advisers, distributors or other parties on behalf of the Fund, Advisers or distributors to the extent such payments are deemed to be before the financing of any activity primarily intended to result in the sale of shares by the Fund in the context of Rule 12b-1. The payments under this Distribution Plan are included in the maximum operating expenses which may be borne by the Fund.

Expenses of the Fund

      In addition to the Adviser's fee, the Fund bears all its other expenses, including, but not limited to, fees and expenses of those directors who are not officers of the Adviser; salaries and expenses of any employees of the Fund who are not affiliated with the Adviser; fees and expenses of the custodian, transfer agent and dividend disbursing agent; interest expenses; taxes and governmental fees; brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; accounting and legal fees; insurance premiums; expenses of maintaining the Fund's qualification as a Maryland corporation and of holding shareholders' meetings; expenses of preparation and distribution to shareholders, of reports, proxies and prospectuses; fees and expenses of membership in industry organizations; expenses incident to the issuance of its shares against payment therefor by or on behalf of the subscribers thereto, including printing of stock certificates and such non-recurring expenses as may arise, including actions, suits or proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify its officers and directors with respect thereto. Notwithstanding the foregoing, all organizational expenses, including expenses of registering and qualifying shares for sale with the Securities and Exchange Commission, legal and accounting expenses incurred in organizing the Fund and registering the shares and expenses incurred in the solicitation of purchasers of Fund shares, will be borne by the Adviser.

      The Adviser has agreed to reimburse the Fund for its expenses to the extent that they ever exceed .68% (including the Adviser's fee) of the average annual net assets of the Fund.

                  TAXATION OF THE FUND AND ITS SHAREHOLDERS

Federal Income Taxes

      The Fund intends to qualify as a "regulated investment company" under the Code, and intends to take all other action required to ensure that no federal income taxes will be payable by the Fund and that the Fund may pay "exempt-interest dividends" to its shareholders. The Fund has received an opinion of counsel from Kutak Rock to the effect that, subject to certain conditions described therein, the Fund will be characterized as a regulated investment company, as described in Section 851 of the Code. In order to pay exempt-interest dividends at least 50% of the value of the Fund's total assets must consist of obligations exempt from federal income tax pursuant to Section 103(a) of the Code.

      Net interest income on obligations exempt from federal income tax, when distributed to shareholders and designated by the Fund as exempt-interest dividends, will be exempt from federal income tax in the hands of the shareholders. Short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested. Long-term capital gain distributions to shareholders will be treated as taxable long-term capital gain, whether received in shares of the Fund or in cash, regardless of how long a shareholder has held his shares. It is not likely that the Fund will retain undistributed capital gains; however, in such an event, a shareholder must include in income, as long-term capital gain, his share of undistributed long-term capital gain designated by the Fund. Under such circumstances, the shareholder may claim a refundable credit against the tax for his proportionate share of any capital gain tax paid by the Fund. Under present law, the maximum rate of tax on the net capital gains of an individual resulting from the sale or exchange of assets held for more than 18 months is 20%. A maximum rate of 28% will apply on the sale or exchange of assets held more than one year, but less than 18 months. In addition, for tax years beginning after December 31, 2000, the maximum capital gains rate for assets which are held for more than five years after December 31, 2000 is 18%.

      Under Section 55 of the code, the alternative minimum tax now applies to all taxpayers, including corporations, and increases a taxpayer's tax liability only to the extent it exceeds the taxpayer's regular income tax (less certain credits) for the year. The alternative minimum tax is equal to 26% (or in some cases, 28%) in the case of individuals (20% for corporations) of the excess of the taxpayer's taxable excess, which is the amount by which alternative minimum taxable income exceeds the applicable exemption amount. The exemption is $45,000 for spouses filing a joint return, $33,750 for a single taxpayer, and $22,500 for a married taxpayer filing a separate return, or for a trust or estate. The exemption is phased out at the rate of $.25 for each dollar by which a taxpayer's alternative taxable income exceeds a predetermined amount. For the tax years beginning after December 31, 1997 certain corporations the gross receipts of which are not greater than $5,000,000 will be exempt from the alternative minimum tax.


      "Alternative minimum taxable income" is a taxpayer's taxable income (i) determined with specified adjustments for the alternative minimum tax and (ii) increased by "items of tax preference." The types of income constituting "items of tax preference" include otherwise allowable tax-exempt interest on private activity bonds issued after August 7, 1986 (except bonds issued by charities qualifying under Section 501(c)(3) of the Code).

      Under the Code any loss on the sale or exchange of shares in the Fund held by a shareholder for six months or less will be disallowed to the extent the shareholder received exempt-interest dividends with respect to those shares.

      Distributions from the Fund's non-exempt investment income and from any net realized short-term gain will be taxable to shareholders as ordinary income, whether received in cash or in additional shares of the Fund. Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

      Subject to modification by Regulations to be published, written notice concerning the federal income tax status of distributions will be mailed within sixty (60) days after the close of the year to shareholders of the Fund annually in accordance with applicable provisions of the Code.

      Regulated investment companies will be subject to a non-deductible excise tax equal to 4% of the excess of the amount required to be distributed for the calendar year over the distributed amount for the calendar year. The Fund intends to avoid the imposition of this excise tax, and will therefore distribute during each calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one year period ending on October 31 of the calendar year.

      Unless a shareholder includes his taxpayer identification number (social security number for individuals) in the General Authorization Form and certifies that he is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% of non-exempt distributions and other reportable payments to the shareholder.

      Persons  who  may  be  "substantial   users"  (or  "related   persons"  of
substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing Fund shares.

      The limitations on the deduction of miscellaneous itemized deductions do not apply to publicly offered regulated investment companies. The Adviser intends to use its best efforts to ensure that the Fund qualifies as a publicly offered regulated investment company for the purposes of the foregoing provision.

Colorado Income Taxes

      Individuals, trusts, estates, and corporations who are holders of shares of the Fund and who are subject to Colorado income tax will not be subject to Colorado tax on distributions from the Fund to the extent that such distributions qualify as either (1) exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are derived from interest on tax-exempt obligations of the State of Colorado or any of its political subdivisions; or (2) distributions derived from interest on obligations of the United States or its possessions included in federal adjusted gross income.

      To the extent that distributions on shares of the Fund are attributable to sources of income not described in the preceding sentences, including capital gains, such distributions will not be exempt from Colorado income tax.

      There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.

                          NET ASSET VALUE PER SHARE

      The net asset value per share of each portfolio is determined by the Fund's transfer agent (the "Transfer Agent"), American Data Services, Inc. as of 12:00 noon Colorado time on each day when the New York Stock Exchange is open and on any other day on which there is sufficient trading in municipal obligations to affect portfolio values, by dividing the total assets of each portfolio less all its liabilities by the total number of shares outstanding in such portfolio. In determining net asset value, all of each portfolio's securities except money market instruments and short-term municipal obligations with remaining maturities of sixty (60) days or less are valued at market by a pricing service, approved by the Board of Directors and the Transfer Agent, which furnishes the Transfer Agent with valuations based in each case upon information concerning market transactions and quotations from recognized municipal securities broker-dealers. Securities for which market quotations are readily available are valued at the last reported sale price, or, if no sales are reported on that day, at the mean between the latest available bid and asked prices. Securities for which quotations are not readily available are valued by the pricing service considering such factors as yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, indications as to value from broker-dealers, and general market conditions. The methods used by the pricing service and the valuations so established are reviewed regularly by officers of the Fund under the general supervision of its Board of Directors. The Fund's pricing service is Kenny Information Service. The use of such service by the Fund is the method selected by the Fund's Board of Directors for obtaining a fair determination of the value of securities for which quotations are not readily available.


                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The tax-exempt bond market in Colorado was characterized during this past year by certain relevant market conditions, some of which are unique to Colorado and others which are true of the tax-exempt market generally.

Relevant Market Conditions

      The passage of TABOR in Colorado and the restrictions imposed by federal law limiting the ability of local governments to finance new projects and refinance outstanding debt have severely limited the supply of tax-exempt bonds within the state. The desirability of Colorado bonds is directly tied to the relatively strong local economy and the fact that the tax base is broadening in most areas. New residences are being built at a pace not seen since the mid-eighties and commercial properties are continuing to recover. A healthy real estate economy translates into improved property tax collections, increased sales and use taxes, service charges and tap fees all of which are the very revenue sources most often pledged to the payment of municipal debt service. Additionally, lower interest rates are allowing the stronger local governments to refinance their outstanding debt, which makes them sounder financially and better able to sustain operations in the years ahead.

Investment Strategy

      December 31, 1997, marked the end of the Fund's first period of operations. The activity in both portfolios, even though minimal, was primarily Aaa rated bonds. Marketing of the Fund with investors, financial advisors, and many other potential distributors was the managements main effort during December 1997.

      During the last calendar quarter, the Short-Intermediate Portfolio transactions were concentrated on municipal bonds, generally callable on any 30 day notice and having a coupon considerably higher than market resulting in an exceptionally high yield.

      The Income Portfolio was managed with the anticipation that interest rates would be lower by December 31, 1998, also resulting in an exceptionally high yield.

Investment Results

      The calendar year ended December 31, 1997 was generally positive for bonds. Most bond funds showed principal gains throughout the year.

      The Fund's Short-Intermediate Portfolio and Income Portfolio were each capitalized on April 17, 1997, with $50,000 representing 5,000 shares at a net asset value per share of $10.00. The initial public offering of the Short-Intermediate Portfolio and Income Portfolio were made on October 28, 1997, at which time the net asset value per share was $10.00 for both the Short-Intermediate Portfolio and the Income Portfolio. The following ratios for this initial period of operations are annualized.

      The Fund's Short-Intermediate Portfolio and Income Portfolio experienced annualized total returns at net asset value for the calendar year ended December 31, 1997 of 5.64% and 12.21%, respectively.

      The Fund's Short-Intermediate Portfolio and Income Portfolio annualized average total returns on the basis of net asset value were 5.64% and 12.21%, respectively, for the period ended December 31, 1997. The Fund's Short-Intermediate Portfolio and Income Portfolio annualized average annual total returns on the basis of maximum offering price were 5.64% and 12.21%, respectively, for the period ended December 31, 1997.

      The following tables depict the Fund's Short-Intermediate Portfolio and Income Portfolio performance for the fiscal year ended December 31, 1997 since inception of the Fund on October 28, 1997. Also depicted is comparative information with respect to the Lipper Municipal Short Muni Index and the Lipper Municipal General Muni Index.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE COLORADO DOUBLE
    TAX-EXEMPT BOND FUND, INC. SHORT-INTERMEDIATE PORTFOLIO AND THE LIPPER
                          MUNICIPAL SHORT MUNI INDEX
                  (ANNUALIZED RETURN SINCE INCEPTION 5.64%)

 Measurement Period   Colorado Double Tax-Exempt**   Lipper Municipal Short
                                                            Muni Index

      10/28/97*                  $10,000                     $10,000
      10/31/97                   $10,430                     $10,006
      11/30/97                   $10,020                     $10,036
      12/31/97                   $10,097                     $10,090

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE COLORADO DOUBLE
                   TAX-EXEMPT BOND FUND, INC. INCOME PORTFOLIO
                  AND THE LIPPER MUNICIPAL GENERAL MUNI INDEX
                   (ANNUALIZED RETURN SINCE INCEPTION 12.21%)

 Measurement Period   Colorado Double Tax-Exempt**  Lipper Municipal General
                                                           Muni Index

      10/28/97*                  $10,000                     $10,000
      10/31/97                   $10,160                     $10,036
      11/30/97                    $9,970                     $10,091
      12/31/97                   $10,204                     $10,251

---------------
*Commencement of operations.
**Past performance is not predictive of future performance.


                              PURCHASE OF SHARES

      Shares of each portfolio may be purchased by check or by wire transfer of funds through a bank. The minimum initial investment is $10,000 for each portfolio selected. Investments may be made in any amount in excess of the minimum. Subsequent investments may be in any amount for the portfolio selected. Each portfolio's shares are sold on a continuous basis without a sales charge at the net asset value in effect at the time a purchase order is processed. Purchase orders are processed after federal funds are made available to the Fund as hereafter provided.



      Dividends begin on the day federal funds are made available to the Fund and continue to and including the day of redemption.

Purchases by Check

      Shares may be purchased initially by mailing a completed account application form together with a check payable to "Colorado Double Tax-Exempt Bond Fund, Inc." for the amount to be invested in the Fund. The address for mailing is Colorado Double Tax-Exempt Bond Fund, Inc., P.O. Box 641235,
Cincinnati, Ohio 45264-1235. (If sending by express mail or other service requiring a street address, use Colorado Double Tax-Exempt Bond Fund, Inc., c/o Star Bank, N.A., Mutual Fund Custody Department, 425 Walnut Street M.L.
6118, 6th Floor, Cincinnati, Ohio 45202.

      Purchases of shares purchased by check are effected when federal funds are made available to the Fund. Federal funds are normally made available to the Fund at 9:00 a.m. on the third business day following receipt of the check. Shares are purchased at the net asset value in effect when the check is received by the Fund. During the period of time between receipt of the check and the Fund's collection of federal funds, an investor's money will not be invested and no dividends will accrue to an investor.

      Subsequent purchases may be effected by mailing a check as outlined above. The shareholder's account number and the portfolio in which he intends to make the additional purchase should appear on the check. In addition, the shareholder should enclose the stub portion of the most recent confirmation statement received from the Fund.

Purchases by Wire

      Shares may be purchased by wiring federal funds to the Fund. Prior to an initial investment, an investor should call toll free the appropriate telephone number of the Fund listed on the cover page of this Prospectus to obtain a shareholder account number and instructions. An investor should indicate the portfolio in which he intends to invest, or if investing in both portfolios, the investor will receive an account number for each portfolio.

      An investor should then instruct his bank to wire transfer the intended investment amount in federal funds to:

      Star Bank, N.A. Cinti/Trust
      ABA Account No. 0420-0001-3
      DDA Account No. 486464589
      Attention: Colorado Double Tax-Exempt Bond Fund, Inc.
      Account of (Investor's name(s))
      Account No. (The account number assigned by telephone)

If investing in both portfolios, indicate both account numbers and the amount to be invested in each portfolio.

      A completed account application form must be received by the Fund before any withdrawal or exchange transactions can be handled.

      Subsequent purchases may be effected by wiring federal funds as outlined above and indicating the investor's name and account number to which they are to be credited.

      No stock certificates will be issued unless a request in writing is made to the Fund's transfer agent. Instead an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.

      The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.


      No sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the Adviser.


Automatic Investment Plan

      Under the Fund's Automatic Investment Plan, a shareholder may be able to arrange to make additional purchases of Shares automatically on a monthly basis by electronic funds transfer from a checking account, if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. The Automatic Investment Plan Application included with this Prospectus contains the requirements applicable to this program. In addition, shareholders may obtain more information concerning this program from their securities broker-dealers or from distributors.

      The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investors should keep in mind that such a program does not assure a profit or protect against a loss.

                             REDEMPTION OF SHARES

      The Fund's shares may be redeemed at the net asset value of the applicable portfolio next determined after receipt of the redemption request in proper form at the offices of American Data Services, Inc., the Fund's Transfer Agent (the "Transfer Agent"). A shareholder redeeming between monthly dividend payment dates receives any accrued but unpaid dividends applicable to the redeemed shares.

Redemption By Mail

      Shares may be redeemed by sending a written redemption request to the Transfer Agent. The redemption request should state the name of the Fund, the portfolio name, the name(s) on the redeeming shareholder's account, such shareholder's account number and the dollar amount or number of shares to be redeemed. If the shares to be redeemed are represented by certificates issued by the Fund to the redeeming shareholder, such certificates must be returned with the redemption request. In all cases, the signature, whether on the written request or on a stock power, must be signed exactly as the shareholder name(s) appears on the account statement, including fiduciary capacity (e.g. Trustee, Guardian, etc.) and be guaranteed by an authorized person of a commercial bank or a member firm of the New York Stock Exchange. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, personal representatives, trustees, guardians and other fiduciaries. A redemption request will not be deemed to have been submitted until the Transfer Agent receives all required documents in proper form. The address for redemption requests is Colorado Double Tax-Exempt Bond Fund, Inc., c/o American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York 11798. Redemption proceeds are normally mailed on the next business day following receipt of a redemption request in proper form but in no event later than seven (7) days following receipt of such requests.

Redemption By Telephone

      Shares may be redeemed by telephone if the appropriate section on the account application form has been completed. Shareholders may request redemptions by telephoning the Transfer Agent at 1-888-235-2215 and arranging for the proceeds to be wire transferred to a previously designated bank account if all the following conditions are met:

            (a) A telephone redemption authorization included in the account application form is on file with the Fund before the redemption request is placed. See the appropriate section on the account application form. This authorization requires designation of a bank account to which the redemption payment is to be wired. The proceeds will not be wired to other than the designated bank account.

            (b) If a shareholder did not establish the telephone redemption privilege or wishes to change the bank account to which the redemption payment is to be wired, such shareholder must provide the Fund with a signed and signature guarantee request designating the change.

            (c) No shares to be redeemed by telephone may be represented by certificates.

      Redemption is consummated at the asset value in effect at the close of business of the day the redemption request is received provided the request is made prior to 12:00 noon Colorado time. In such event, the wire transfer is ordinarily made the morning of the next business day. If the redemption request is made after 12:00 noon Colorado time, redemption is consummated at the net asset value next determined and the wire transfer is ordinarily sent on the morning of the second business day following the receipt of the redemption request.

      Shares which were purchased by a personal check cannot be redeemed by telephone until the check has cleared the bank which may take up to fifteen (15) days. Accordingly, if this restriction is of concern to an investor, purchases should be made by wire transfer.


      If transfer is requested by telephone in accordance with the procedures described above, payment will be by wire transfer to the bank account designated on the account application form. The Transfer Agent's charges for each such wire transfer (currently $9.00) will be deducted from the proceeds of the redemption.

      Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven (7) days following receipt of such requests.

      Investors designating a savings and loan association as the bank to receive their telephone redemption proceeds are advised that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. It is suggested that investors discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

      The telephone redemption procedure may be modified or terminated at any time by the Fund or the Transfer Agent.

      If, in the opinion of the Board of Directors of the Fund, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of the Fund. Shareholders receiving any such securities or other property on redemption will incur any costs of sale.


      Apart from the charge imposed by the Transfer Agent for effecting a redemption payment by a bank wire transfer, neither the Fund nor the Transfer Agent imposes a redemption fee. If a shareholder uses the services of a broker-dealer to effect redemption of his shares, the broker-dealer may charge a fee for such services.


                              EXCHANGE PRIVILEGE


      The shares of one portfolio may be exchanged for shares of the other portfolio without cost. In no event, however, may an investor exchange shares of one portfolio for shares of the other portfolio, if such exchange would result in the investor's investment in either portfolio to be less than $10,000. The privilege to exchange shares enables an investor to switch portfolios when he believes that such a shift is an appropriate personal investment decision. It is not intended as a trading vehicle to respond to short-term market fluctuations. An exchange involves a redemption of all or a portion of shares held in one portfolio and the investment of the proceeds in shares of the other portfolio. Accordingly, the exchange privilege is, for federal income tax purposes, a sale on which a shareholder may realize a taxable gain or loss and a purchase which establishes a new investment, a new cost basis and a new holding period. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or restrict the exchange privilege of any shareholder who makes more than two exchanges per year.

Exchange by Telephone

      An investor may make telephone exchanges by telephoning the Transfer Agent at 1-888-235-2215 provided that (a) he has elected the telephone exchange option on the account application form, (b) the registration on the two accounts will be identical and (c) the shares to be exchanged are not in certificate form. Neither the Fund nor the Transfer Agent is responsible for the authenticity of exchange instructions received by telephone or telegraph. Instructions received by the Transfer Agent are transacted at the net asset value in effect at the time the call is received.

Exchange by Mail

      An investor may exchange shares by submitting a written request signed exactly as the shares are registered and accompanied by the certificate(s), if any, evidencing such shares. The request must be addressed to the Transfer Agent and should include specific instructions for the redemption and purchase of shares. These instructions must include the identity of the existing account (the Fund's name, portfolio name, account name and account number) and specify the number of shares to be exchanged. Unless otherwise specified, the new account will be established with the same registration, telephone option(s) and dividend option as the present account. If the new account is to be different in any respect, the exchange request must contain a signature guarantee described under redemption procedures.

      The exchange privilege may be modified or discontinued at any time.

                                DISTRIBUTIONS

      The Fund declares dividends of net investment income daily. Dividends are paid to shareholders in dividends of additional shares on the 15th day of each month. If the 15th day of a month falls on a weekend or holiday on which the New York Stock Exchange is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation.

      Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

      Unless you elect by written notice to the Adviser, at least ten (10) business days prior to the dividend Payable Date, your dividends and gain distributions, if any, will be made in additional shares at net asset value. If you desire to elect a different option, you may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. (See Item 4 on the General Authorization Form.)

      The Fund will distribute no later than December 31, sufficient capital gains net income determined as of October 31 of each calendar year to avoid the application of the 4% excise tax imposed pursuant to the Code.

                   TRANSFER AND DIVIDEND DISBURSING AGENT,
                             COUNSEL AND AUDITORS

      American Data Services, Inc. acts as transfer agent and dividend disbursing agent for the Fund. The Transfer Agent has no part in determining the investment policies of the Fund or portfolio securities to be purchased or sold by the Fund.

      Kutak Rock, 717 17th Street, Suite 2900, Denver, Colorado 80202, acts as counsel to the Fund and has rendered its opinion in connection with the shares offered by this prospectus.


      Baird, Kurtz & Dobson 1700 Lincoln Street, Suite 3400, Denver Colorado 80203, has been selected as auditor for the Fund.


                            ADDITIONAL INFORMATION

      The Fund was incorporated under the laws of the State of Maryland on August 29, 1996. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares are initially authorized as Class A Shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares are initially authorized as Class B Shares which constitute the Income Portfolio. Shares of each portfolio have equal voting rights and no preference as to conversion, exchange, retirement or any other feature exists. Each share has one vote and any vote which affects the holders of either portfolio (other than a vote for the election of directors or selection of auditors) shall require the approval of a majority of the shares of the affected portfolio. Each share, when issued and paid for in accordance with the terms of offering, will be fully paid and non-assessable. Shares of the Fund's stock may be redeemed by shareholders at net asset value. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      Fund shares do not have cumulative voting rights, which means the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any directors.

      The Board of Directors is authorized to assign any of the 40,000,000 unassigned shares of the Fund to a portfolio. Additional portfolios may be offered in the future but such additional offerings would not affect the interests of current shareholders in the existing portfolios.

      The Transfer  Agent  maintains a record of each  shareholder's  ownership.
Shareholders will receive from the Transfer Agent confirmations, as well as monthly statements of account which will show their holdings. In the interests of economy and convenience, certificates representing the Fund's shares will not be physically issued except upon the shareholder's specific written request to the Transfer Agent.

      The Fund sends to each of its shareholders a semiannual report and an audited annual report each of which includes a list of the investment securities held by the Fund. Shareholder inquiries should be made by writing the Fund at its address set forth on the cover page of this Prospectus or by telephoning the Fund at the telephone numbers also set forth on the cover page of this Prospectus.

      No person has been authorized to give any information or to make any representations other than those which may be contained in this Prospectus and in the Fund's official sales literature made in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offer may not lawfully be made.

No person has been authorized to give
any   information  or  to   make  any
representations   other  than   those
contained in this Prospectus and,  if
given or made,  such  information  or
representations  must not  be  relied
upon.   This   Prospectus   does  not
constitute an  offer  to  sell  or  a
solicitation  of  an offer to buy any
of the securities offered hereby, nor
an offer of shares in  any  state  or                  COLORADO DOUBLE
jurisdiction  in  which,  or  to  any             TAX-EXEMPT BOND FUND, INC.
person  to whom,  such offer would be
unlawful.  The   delivery   of   this
Prospectus at any time does not imply
that the information contained herein
is correct as of any time  subsequent
to its date; however, if any material
change occurs while  this  Prospectus
is required by law to  be  delivered,
this  Prospectus  will  be amended or
supplemented accordingly.

           -----------------
           TABLE OF CONTENTS
           -----------------

                                 Page
                                 ----


EXPENSE TABLE SHORT-INTERMEDIATE
     AND INCOME PORTFOLIOS          1
DESCRIPTION OF THE FUND             4
MANAGEMENT OF THE FUND             11
TAXATION OF THE FUND AND ITS
     SHAREHOLDERS                  14
NET ASSET VALUE PER SHARE          16
MANAGEMENT'S DISCUSSION OF FUND
     PERFORMANCE                   17
PURCHASE OF SHARES                 19                --------------
REDEMPTION OF SHARES               21                  PROSPECTUS
EXCHANGE PRIVILEGE                 23                --------------
DISTRIBUTIONS                      24
TRANSFER AND DIVIDEND DISBURSING
     AGENT, COUNSEL AND AUDITORS   25
ADDITIONAL INFORMATION             25
                                                     April 30, 1998

                              DATED APRIL 30, 1998


                       STATEMENT OF ADDITIONAL INFORMATION


                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.


     This Statement of Additional Information is intended to supplement the information provided to investors in the Prospectus dated April 30, 1998 (the "Prospectus") of Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund"). This Statement of Additional Information is not itself a prospectus and should be read only in conjunction with the Prospectus. Copies of the Fund's Prospectus may be obtained by writing the Fund at 600 17th Street, 2610 S. Tower, Denver, Colorado 80202, or calling the Fund at either 1-800-279-4426 (statewide) or 1-303-623-7500 (from the Denver area).


                       STATEMENT OF ADDITIONAL INFORMATION

                        ---------------------------------
                                TABLE OF CONTENTS
                        ---------------------------------

                                                                     Page
                                                                     ----

     INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES                      2
     CALCULATION OF PERFORMANCE DATA                                  10
     MANAGEMENT OF THE FUND                                           13
     ADVISORY AGREEMENT AND EXPENSES                                  15
     PURCHASE OF SHARES                                               16
     REDEMPTION OF SHARES                                             18
     EXCHANGE PRIVILEGE                                               20
     DISTRIBUTIONS                                                    21
     ACCOUNTING, ADMINISTRATIVE AND TRANSFER AGENT                    22
     CUSTODIAN, LEGAL COUNSEL AND AUDITORS                            22
     REPORT OF CERTIFIED PUBLIC ACCOUNTANTS                           23

     APPENDIX A                                                      A-1

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

     The  following  discussion   supplements  the  description  of  the  Fund's
investment objectives and management policies set forth in the Prospectus.

     The Fund purchases primarily Colorado municipal securities which it believes are attractive and competitive in terms of quality, maturity and yield. Even though any purchase obviously appears totally suitable at the time of purchase, the dynamics of the municipal bond market in response to changes in general economic and political conditions, interest rate and inflationary expectations, and supply and demand considerations require continuous reevaluation of each investment relative to how return, quality and marketability might be improved, within the fundamental and management policies established for each portfolio.

     The Fund believes that by offering two portfolios, it can achieve a more precise objective for an investor than a single portfolio attempting to achieve multiple objectives. The Fund offers a Short-Intermediate Portfolio which restricts its weighted average maturity to no more than seven years, and an Income Portfolio which is expected to have a weighted average maturity of more than seven years. Each portfolio differs from the other primarily in the maturity of its holdings and consequently in the yield levels and principal volatility which might be expected from such maturity differentials. The Short-Intermediate Portfolio generally provides a lower yield than the Income Portfolio; but, in turn, generally provides greater principal stability than the Income Portfolio.

     It is a nonfundamental policy of the Fund that, under normal circumstances, the Fund will invest at least 65% of the value of its total assets in tax-exempt bonds. The balance of its total assets will be invested in other tax-exempt securities of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income taxes and from Colorado personal income taxes.


     Under normal market conditions, the Fund will attempt to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its total assets in each portfolio in Colorado municipal securities. The Fund will invest only in securities which at the time of purchase have one of the four highest ratings of Moody's Investor Service, Inc. ("Moody's) (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("S&P") (AAA, AA, A or BBB), or Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB), or in securities which are not rated, provided that, in the opinion of the Fund's investment adviser (the "Adviser"), such securities are comparable in quality to those within the four highest ratings of Moody's, S&P or Fitch. These securities are considered to be "investment grade" securities, although bonds rated in the fourth highest ratings level (Baa by Moody's and BBB by S&P and Fitch) are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and as having some speculative characteristics. Securities on which the interest is treated as an item of tax preference for purposes of the alternative minimum tax will not be counted toward the 80% policy of the Fund. In the event the rating of an issue held in the Fund's portfolio is lowered by the rating service, such change will be considered by the Fund in its evaluation of the overall investments of the security, but such change will not necessarily result in an automatic sale of the security. For a description of municipal securities ratings see "Appendix A_Description of Municipal Securities Ratings" attached hereto.

Portfolio Turnover

     To the extent that bond trading and portfolio turnover serve shareholders' objectives by improving return, quality and marketability, such active investment management is not only pursued but in the opinion of the Adviser is required.

     At all times, sales of investment positions, involving reinvestment of proceeds, must either demonstrate (a) a mathematical certitude, within quality and maturity requisites, of improved investment results for the Fund or (b) a very apparent improvement in liquidity and marketability as perceived under any prudent investment criteria. Since all sales give rise to realized capital gains or losses for the Fund and since all sales, repurchases and trades result in the payment of commissions or markups and markdowns, all such transactions are reviewed by the Board of Directors on a quarterly basis in terms of investment benefits to the Fund and its shareholders recognizing prevailing market conditions and considerations.

     Portfolio turnover is the lesser of purchases or sales of portfolio securities for the year, divided by the monthly average value of the portfolio securities. While it is impossible to determine with any accuracy the portfolio turnover rate for each portfolio, it is expected that turnover will vary considerably from period to period depending on market conditions, but generally should not exceed 100% per annum. The rate of turnover will not be a limiting factor whenever the Adviser deems it advisable to sell or purchase securities. As discussed above, all portfolio transactions involving reinvestment must demonstrate quantifiable benefits to the Fund and its shareholders to even occur.

Colorado Municipal Securities

     As used in this statement of additional information, the term, "Colorado municipal securities," refers to debt obligations issued by the State of Colorado, its counties, municipalities, authorities and political subdivisions for the purpose of obtaining funds for various public purposes. The interest on such obligations is, in the opinion of bond counsel to the issuers, exempt from federal and Colorado State income taxes.

     Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

     In addition, certain types of "industrial development bonds" issued by or on behalf of public authorities to obtain funds for privately operated facilities are included in the definition of Colorado municipal securities, provided that the interest paid thereon is exempt from Federal and Colorado State income taxes. Tax-exempt industrial development bonds do not generally receive a pledge of the credit of the issuing municipality.


     There are also a variety of hybrid and special types of municipal securities that have characteristics of both general obligation and revenue bonds.

     Municipal notes are short-term obligations issued to obtain temporary funds for states, cities, municipalities and municipal agencies. These notes include tax, revenue and bond anticipation notes that provide temporary funds until the anticipated taxes, revenues or bond proceeds, respectively, are received by the issuer. Other municipal notes include construction loan notes and short-term discount notes. Project notes, issued by a state or local housing authority, are secured by the full faith and credit of the United States. Municipal commercial paper consists of very short-term negotiable notes, which provide seasonal working capital needs or interim construction financing. The commercial paper is paid from general revenues or is refinanced with long-term debt.

     Yields of municipal securities depend upon a number of factors, including economic and money and capital market conditions, the volume of municipal securities available, conditions within the municipal securities market, and the maturity, rating, and size of individual offerings. Market values of municipal securities will vary inversely in relation to their yields. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the maturity of the obligation.

Bond Put Programs and Tender Option Programs

     The Fund may invest in bond put programs. Under such programs, long-term, low coupon bonds are purchased with a put option that gives the purchaser the right to sell the bonds back to the seller at a specified price on a specified date significantly prior to the stated maturity of the bonds. Usually, but not necessarily, the put option is exercisable three to five years from the date of the offering of a program. Sellers of bond put programs usually are large institutional holders of low coupon bonds bought prior to 1980 who believe they can use the proceeds from such sales more advantageously by investing in taxable securities. All bonds purchased as part of bond put programs are required to satisfy the same quality standards of the Fund applicable to other bond purchases. Additionally, the obligation of the seller to purchase the bond upon exercise of the put option must be supported by a bank letter of credit. In the opinion of the Adviser, the marketability and liquidity of such bonds and their accompanying put options is the same as other bonds held by the Fund.

     The Fund may also invest in tender option programs which give the purchaser the option to tender the bonds purchased to the seller or issuer at face amount. The bonds may be tendered after the expiration of a specified holding period usually ranging from one to five years ("initial tender option date").

Subsequent to the initial tender option date, the interest rate is ordinarily adjusted semiannually or annually to the then current market level for corresponding short-term bonds. Under tender option programs, the purchaser has a choice of tendering its bonds on any semiannual or annual readjustment date, continuing to maintain its position or selling the bonds and the related tender option in the open market between the semiannual and annual readjustment dates. In the case of tender option programs, the earliest date that the tender option is exercisable is considered to be the maturity date. If the bonds are not tendered on the initial tender option date or on any subsequent readjustment date, the next readjustment date is considered the maturity date. There is no limitation on the aggregate principal amount of bonds associated with bond put programs or tender option programs which may be purchased in either portfolio although it is not anticipated that either program will exceed 20% of the assets of a portfolio.

     In the case of either bond put programs or tender option programs involving a seller other than the issuer, the Fund may only purchase programs where the put or tender option obligations of the seller are supported by bank letters of credit which additionally provide that funds will be available to repurchase the bonds when the put or tender options are exercised. If the seller is a bank, the letter of credit is required to be issued by another bank.

Variable Rate Demand Instruments

     Variable rate demand instruments are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund intends to exercise the demand only (a) upon a default under the terms of the municipal obligation, (b) as needed to provide liquidity to the Fund, or (c) to maintain a high-quality investment portfolio. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

     The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven (7) days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments.

When-Issued Securities

     Municipal securities may be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future, in order to secure what is considered to be an advantageous price and yield to the Fund. No payment is made until delivery is due, often a month or more after the purchase. When the Fund engages in when-issued and delayed-delivery transactions, certain risks are involved. The Fund relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. The securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase municipal securities on a delayed-delivery basis or a when-issued basis, it will record the transaction and reflect the value of the municipal securities in determining the net asset value of the appropriate portfolio. A segregated account for the Fund consisting of cash or high-grade securities equal to the amount of the when-issued commitments will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. There is no restriction on the amount of when-issued securities which may be purchased by either portfolio.

Certificates of Participation

     Also included within the general category of Colorado municipal securities are participation certificates issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The certificates represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriative" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Fund may not invest in illiquid lease obligations, if such investments, together with other illiquid investments, would exceed 15% of the Fund's net assets. The Fund may, however, invest without regard to such limitation in lease obligations which the Adviser, pursuant to guidelines which have been adopted by the Board of Directors and subject to the supervision of the Board of Directors, determines to be liquid. The Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Aaa, Aa, A or Baa or better by Moody's or AAA, AA, A, BBB or better by S&P or Fitch's.

Repurchase Agreements

     The Fund may invest in repurchase agreements. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve system or a securities broker-dealer which the Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The value of the underlying securities will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. It is expected that repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Fund.

Standby Commitments

     Subject to the receipt of any required regulatory authorization, the Fund may acquire standby commitments for either portfolio which will enable such portfolio to improve its liquidity by making available same day settlements on sales. A standby commitment is a right acquired by the Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specific price. Standby commitments are also known as "puts." The Fund's investment policies permit the acquisition of standby commitments solely to facilitate portfolio liquidity. The exercise by the Fund of a standby commitment is subject to the ability of the seller to fulfill its contractual commitment.

     Standby commitments acquired by the Fund for a portfolio will have the following features: (a) they will be in writing and will be physically held by the Fund's custodian; (b) the Fund's rights to exercise them will be unconditional and unqualified; (c) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (d) although standby commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (e) their exercise price will be (i) the Fund's acquisition cost, excluding the cost, if any, of the standby commitment, of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund may have paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date.

     The Fund expects that standby commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for standby commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount paid by the Fund in either manner for outstanding standby commitments will not exceed 1/2 of 1% of the value of the total assets of the affected portfolio calculated immediately after any standby commitment is acquired.

     It is difficult to evaluate the likelihood of use or the potential benefit of a standby commitment. Therefore, it is expected that the Adviser will determine that standby commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the standby commitment is less than the exercise price of the standby commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

     The Fund understands that the Internal Revenue Service has issued a revenue ruling to the effect that a registered investment company will be the owner of municipal obligations acquired subject to a put option and that interest on the obligations will be tax-exempt to the Fund. There is, however, no assurance that standby commitments will be available to the Fund, and the Fund has not assumed that such commitments would continue to be available under all market conditions.

Investment Restrictions

     The Fund has adopted certain investment restrictions which cannot be changed without approval by the holders of a majority of the outstanding voting shares of each affected portfolio. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (a) 67% of the portfolio's shares at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the portfolio's shares.

Each portfolio may not:

     1. Purchase securities or make investments other than in accordance with its investment objective and policies.

     2. Purchase securities if as a result of such purchase more than 25% of the portfolio's total assets would be invested in any one industry. For purposes of this limitation, there is no limitation on the purchase of securities issued by state or municipal governments or their political subdivisions or securities issued, guaranteed or secured by the U.S. government, its agencies or instrumentalities (including refunded municipal obligations fully secured by direct obligations of the U.S. government or its agencies or instrumentalities held in irrevocable trust). Industrial revenue bonds ultimately payable by companies within the same industry are treated as if they were issued by issuers in the same industry. Neither portfolio may enter into a repurchase agreement if more than 10% of assets would be subject to repurchase agreements maturing in more than seven (7) days.

     3. Purchase the securities of any issue if as a result more than 5% of the portfolio's assets would be invested in the securities of such issuer provided that there is no limitation on the purchase of securities issued, guaranteed or secured by the U.S. government, its agencies or instrumentalities (including refunded municipal obligations fully secured by direct obligations of the U.S. government, its agencies or instrumentalities held in irrevocable trust). This restriction does not apply with respect to 50% of the portfolio's total assets. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

     4. Invest more than 5% of the portfolio's total assets in industrial development bonds sponsored by companies which with their predecessors have less than three years continuous operation.

     5. Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

     6. Borrow money or enter into reverse repurchase agreements except the Fund may borrow money from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount up to 10% of the value of the portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     7. Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

     8. Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase municipal securities comprising bond put programs and tender option programs as well as municipal securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies provided that neither municipal securities subject to standby commitments nor variable rate demand notes constitute more than 5% of the assets of either portfolio.

     9. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     10. Invest more than 15% of the portfolio's total assets in non-marketable securities, including securities restricted as to disposition under the federal securities laws, repurchase agreements maturing in more than seven (7) days and securities which are not otherwise readily marketable.

     11. Invest for the purpose of exercising control or management of another issuer.

     12. Invest in commodities or commodity futures contracts or in real estate except that the Fund may invest in municipal securities secured by real estate or interests therein.

     13. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in municipal securities of issuers which invest in or sponsor such programs.

     14. Invest more than 10% of its total assets in securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

     15. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

     Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from borrowing from a bank unless there is an asset coverage of 300% for all borrowings. Under Rule 18f-1 under such Act, an open-end investment company may elect to commit itself to pay in cash all requests for redemption subject to certain limitations specified in said Rule. If an investment company makes such an election, the investment company is exempt from the requirements of Section 18(f)(1) to the extent necessary to enable it to effectuate cash redemptions. The Fund has not elected to commit itself to pay all cash in redeeming shares and, therefore, is subject to Section 18(f)(1). The restriction set forth in paragraph 6 above further restricts borrowings.

                         CALCULATION OF PERFORMANCE DATA

     The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include yield, tax equivalent yield and total return figures.

Yield

     Yield reflects the income per share deemed earned by the Fund's portfolio investments. Yield is determined by dividing the net investment income per share deemed earned during the preceding 30-day period by the maximum offering price per share on the last day of the period and annualizing the result according to the following formula:

                                      a-b     6
                         YIELD = 2 [ (--- + 1) - 1]
                                      cd

Where:                a  =  interest earned during the period.

                      b  =   expenses   accrued   for   the   period   (net   of
                      reimbursements).

                      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                      d = the maximum offering price per share on the last day of the period.

     To calculate interest earned (for the purpose of "a" above) the Fund will:

          (a) Compute the yield to maturity of each obligation held by the Fund based on the market value of the obligation at the close of business on the last business day of each month, or with respect to obligations purchased during the month, the purchase price.

          (b) Divide the yield to maturity by 360 and multiply the quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio.

     The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     In the case of an obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. In the case of an obligation with original issue discount, if the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. In the case of an obligation with original issue discount, if the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based upon market value.

Tax Equivalent Yield

     Tax equivalent yield shows the yield from a taxable investment which would produce an after-tax yield equal to that of a fund that invests in tax-exempt securities. It is computed by dividing the tax-exempt portion of the Fund's yield (as calculated above) by one minus a stated income tax rate and adding the product to the portion (if any) of the Fund's yield that is not tax-exempt.

     The following table shows the rate of return that an individual investor would need to receive from taxable investment to equal various possible rates of return from the Fund. There can be no assurance that the Fund will achieve any particular tax-exempt yield.

                          Taxable Equivalent Yield


          Taxable Income                          Hypothetical Tax Free Yield
--------------------------------------------   ---------------------------------
                                                 4.50%  4.75%   5.00%   5.50%
                                               ------- ------- ------- ---------
Single Person      Joint Return     Tax Rate       Taxable Equivalent Yield
-------------      ------------     --------   ---------------------------------
$24,651-$59,750    $41,201-$99,600    31.60%     6.58%  6.94%   7.31%   8.04%
$59,751-$124,650   $99,601-$151,750   34.45      6.86   7.25    7.63    8.39
$124,651-$271,050  $151,751-$271,050  39.20      7.40   7.81    8.22    9.05
over $271,050      over $271,050      42.56      7.84   8.28    8.71    9.59



Total Return

     Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated time period, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's performance over a stated period of time and is computed as follows:

                                   ERV-P
                                   ----- = Total Return
                                     P

     Where: ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

               P = a hypothetical initial payment of $1,000.

     Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period, and is computed according to the following formula:
                                        n
                                   P(1+T) =ERV

     Where:    P = a hypothetical initial payment of $1,000.
               T = average  annual total return.
               n = number of years in the base period.

               ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

     All performance figures are based on historical results and are not intended to indicate future performance.

                             MANAGEMENT OF THE FUND

Directors and Officers

     The names and business addresses of the directors and officers of the Fund together with information as to their principal business occupations during at least the past five years are shown below. Each director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


                                                     Principal Occupation
Name, Address and Age     Positions with the Fund    During Past 5 Years
---------------------     -----------------------    --------------------
James M. Coughlin (62)    Director                   Managing Director of
621 17th Street                                      Coughlin & Company, an
Suite 1900                                           investment banking firm,
Denver, Colorado  80202                              since 1972.

Bruce L. Evans (67)       Director                   Partner in the law firm of
1660 Lincoln Street                                  Lentz, Evans and King,
Suite 2900                                           P.C. since 1973.
Denver, Colorado  80264

Calvin F. Isaak* (67)     President, Chairman        Chairman of the Board of
600 17th Street           and Director               Directors and President of
2610 South Tower                                     Isaak Bond Investments,
Denver, Colorado  80293                              Inc., a registered
                                                     broker-dealer, since 1977.

David J. Isaak* (37)      Vice President,            Manager of Municipal Bond
600 17th Street           Treasurer and Director     Trading Department of
2610 South Tower                                     Isaak Bond Investments,
Denver, Colorado  80293                              Inc. since 1984.


Philip J. Konsella* (64)  Director                   Real estate broker for and
1519 Genesee Vista Road                              owner of Comark Realty,
Golden, Colorado  80401                              Inc. prior to 1992.

Name, Address and Age     Positions with the Fund    During Past 5 Years
---------------------     -----------------------    --------------------
Stan Voth* (52)           Secretary                  Chief Financial Officer of
600 17th Street                                      Isaak Bond Investments,
2610 South Tower                                     Inc. since 1987.
Denver, Colorado  80293


     Directors of the Fund who are not "interested persons" of the Fund are paid $500 per meeting by the Fund, which is subject to adjustment annually, and are reimbursed for expenses incurred in attending meetings of the Board of Directors.

     Calvin F. Isaak, the President and a director of the Fund, is also the majority shareholder and the President of Isaak Bond Investments, Inc., the Fund's principal underwriter and a distributor of the Fund's shares (the "Underwriter"). Mr. Isaak is also the Chairman of the Board of Directors and President of Funds Management Corporation, the Fund's investment adviser. Mr. Calvin F. Isaak and Mr. David Isaak are father and son.

     Mr. Philip J. Konsella, a director of the Fund, is a director of the Underwriter. Mr. Voth, Secretary of the Fund, is also the Chief Financial Officer of the Underwriter.

     The Fund's investment adviser is Funds Management Corporation (the "Adviser"), a Colorado corporation formed on April 7, 1988. The Adviser has registered with the Securities and Exchange Commission as an Adviser under the Investment Advisers Act of 1940.

     The Adviser will attempt to meet the Fund's investment objectives by providing portfolio management and credit analysis services pursuant to the Prospectus and the Advisory Agreement. There is no assurance that the Adviser can meet the Fund's investment objectives. The Adviser anticipates that the Fund will not have a portfolio turnover rate in excess of 100% per year in an attempt to meet these objectives.

     The Fund is a Maryland Corporation. Its Board of Directors will supervise the activities of the Fund and review the Fund's service contracts.

     The Fund is not required to hold annual shareholder meetings. However, special meetings may be called by the Board of Directors or upon the written request of shareholders owning at least one-tenth of the shares entitled to vote, for such purposes as electing or removing directors, changing fundamental investment policies, or approving a new or amended advisory or management contract or plan of distribution. Each shareholder receives one vote for each share held. The Board of Directors has the power to create additional series of Fund shares.

                         ADVISORY AGREEMENT AND EXPENSES

     Under the Advisory Agreement dated May 28, 1997, between the Fund and the Adviser, and subject to the control of the Board of Directors, the Adviser manages the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies. In addition, the Adviser administers the Fund's daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, and notices of all shareholders', meetings, and providing sufficient office space, storage, telephone services, and personnel to accomplish these responsibilities. The Board of Directors of the Fund approved the Advisory Agreement, by unanimous vote, on December 16, 1996 in the manner required by the 1940 Act. The sole shareholder of the Fund approved the Advisory Agreement on May 28, 1997. The Adviser pays all of the compensation of directors of the Fund who are employees of the Adviser and of the officers and employees of the Fund. The Fund pays all of the compensation of directors who are not employees of the Adviser. The Advisory Agreement also provides that the Adviser will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

     In exchange for its services, the Adviser is entitled to receive a management fee from the Fund, calculated daily and payable monthly, equal to 0.23% of the average daily net assets on an annual basis.

     The Fund is responsible for paying all its expenses other than those assumed by the Adviser, including brokerage commissions, if any, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under federal and state securities laws, and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder account services, fees and disbursements of appraisers, transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expense of trustees of the Fund not employed by the Adviser or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

     The Advisory Agreement will continue in effect from year to year if such continuance is approved in the manner required by the 1940 Act (i.e., (1) by a vote of a majority of the Board of Trustees or of the outstanding voting securities of the Fund and (2) by a vote of a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party), and if the Adviser shall not have notified the Fund at least sixty (60) days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Advisory Agreement may be terminated by the Fund, without penalty, on sixty (60) days' written notice to the Adviser and will terminate automatically in the event of its assignment.

     The table below sets forth the advisory fees earned and the advisory fees actually paid during the last fiscal year of the Fund.

                              Advisory Fees Earned         Advisory Fees Paid
                           -------------------------    ------------------------
                              Short-                       Short-
                           Intermediate    Income       Intermediate    Income
                            Portfolio     Portfolio      Portfolio     Portfolio
                           ------------   ---------     ------------   ---------
                   1997        $21          $73             $21          $73


                               PURCHASE OF SHARES

     Shares of each portfolio may be purchased by check or by wire transfer of funds through a bank. The minimum initial investment is $10,000 for each portfolio selected. Investments may be made in any amount in excess of the minimum. Subsequent investments may be in any amount for the portfolio selected. Each portfolio's shares are sold on a continuous basis without a sales charge at the net asset value in effect at the time a purchase order is processed. Purchase orders are processed after federal funds are made available to the Fund as hereafter provided.




     Dividends begin on the day federal funds are made available to the Fund and continue to and including the day of redemption.

Purchases by Check

     Shares may be purchased initially by mailing a completed account application form together with a check payable to "Colorado Double Tax-Exempt Bond Fund, Inc." for the amount to be invested in the Fund. The address for mailing is Colorado Double Tax-Exempt Bond Fund, Inc., P.O. Box 641235,
Cincinnati, Ohio 45264-1235. (If sending by express mail or other service requiring a street address, use Colorado Double Tax-Exempt Bond Fund, Inc., c/o Star Bank, N.A., Mutual Fund Custody Department, 425 Walnut Street M.L. 6118, 6th Floor, Cincinnati, Ohio 45202.

     Purchases of shares purchased by check are effected when federal funds are made available to the Fund. Federal funds are normally made available to the Fund at 9:00 a.m. on the third business day following receipt of the check. Shares are purchased at the net asset value in effect when the check is received by the Fund. During the period of time between receipt of the check and the Fund's collection of federal funds, an investor's money will not be invested and no dividends will accrue to an investor.

     Subsequent purchases may be effected by mailing a check as outlined above. The shareholder's account number and the portfolio in which he intends to make the additional purchase should appear on the check. In addition, the shareholder should enclose the stub portion of the most recent confirmation statement received from the Fund.

Purchases by Wire

     Shares may be purchased by wiring federal funds to the Fund. Prior to an initial investment, an investor should call toll free the appropriate telephone number of the Fund listed on the cover page of this Prospectus to obtain a shareholder account number and instructions. An investor should indicate the portfolio in which he intends to invest, or if investing in both portfolios, he will receive an account number for each portfolio.

     An investor should then instruct his bank to wire transfer the intended investment amount in federal funds to:

           Star Bank, N.A. Cinti/Trust
           ABA Account No. 0420-0001-3
           DDA Account No. 486464589
           Attention: Colorado Double Tax-Exempt Bond Fund, Inc.
           Account of (Investor's name(s))
           Account No. (The account number assigned by telephone)

If investing in both portfolios, indicate both account numbers and the amount to be invested in each portfolio.

     A completed account application form must be received by the Fund before any withdrawal or exchange transactions can be handled.

     Subsequent purchases may be effected by wiring federal funds as outlined above and indicating the investor's name and account number to which they are to be credited.

     No stock certificates will be issued unless a request in writing is made to the Fund's transfer agent. Instead an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.

     The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

     No sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the Adviser.


Automatic Investment Plan

     Under the Fund's Automatic Investment Plan, a shareholder may be able to arrange to make additional purchases of Shares automatically on a monthly basis by electronic funds transfer from a checking account, if the bank which maintains the account is a member of the Automated Clearing House, or by preauthorized checks drawn on the shareholder's bank account. A shareholder may, of course, terminate the program at any time. The Automatic Investment Plan Application included with this Prospectus contains the requirements applicable to this program. In addition, shareholders may obtain more information concerning this program from their securities broker-dealers or from distributors.

     The market value of the Fund's shares is subject to fluctuation. Before undertaking any plan for systematic investment, the investors should keep in mind that such a program does not assure a profit or protect against a loss.

                              REDEMPTION OF SHARES


     The Fund's shares may be redeemed at the net asset value of the applicable portfolio next determined after receipt of the redemption request in proper form at the offices of the Fund's transfer agent (the "Transfer Agent"), American Data Services, Inc. A shareholder redeeming between monthly dividend payment dates receives any accrued but unpaid dividends applicable to the redeemed shares.


Redemption By Mail


     Shares may be redeemed by sending a written redemption request to the Transfer Agent. The redemption request should state the name of the Fund, the portfolio name, the name(s) on the redeeming shareholder's account, such shareholder's account number and the dollar amount or number of shares to be redeemed. If the shares to be redeemed are represented by certificates issued by the Fund to the redeeming shareholder, such certificates must be returned with the redemption request. In all cases, the signature, whether on the written request or on a stock power, must be signed exactly as the shareholder name(s) appears on the account statement, including fiduciary capacity (e.g. Trustee, Guardian, etc.) and be guaranteed by an authorized person of a commercial bank or a member firm of the New York Stock Exchange. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, personal representatives, trustees, guardians and other fiduciaries. A redemption request will not be deemed to have been submitted until the Transfer Agent receives all required documents in proper form. The address for redemption requests is Colorado Double Tax-Exempt Bond Fund, Inc., c/o American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Suite 109, Hauppauge, New York 11798. Redemption proceeds are normally mailed on the next business day following receipt of a redemption request in proper form but in no event later than seven (7) days following receipt of such requests.

Redemption By Telephone


     Shares may be redeemed by telephone if the appropriate section on the account application form has been completed. Shareholders may request redemptions by telephoning the Transfer Agent at 1-888-235-2215 and arranging for the proceeds to be wire transferred to a previously designated bank account if all the following conditions are met:


          (a) A telephone redemption authorization included in the account application form is on file with the Fund before the redemption request is placed. See the appropriate section on the account application form. This authorization requires designation of a bank account to which the redemption payment is to be wired. The proceeds will not be wired to other than the designated bank account.

          (b) If a shareholder did not establish the telephone redemption privilege or wishes to change the bank account to which the redemption payment is to be wired, such shareholder must provide the Fund with a signed and signature guarantee request designating the change.

          (c) No shares to be redeemed by telephone may be represented by certificates.

     Redemption is consummated at the asset value in effect at the close of business of the day the redemption request is received provided the request is made prior to 12:00 noon Colorado time. In such event, the wire transfer is ordinarily made the morning of the next business day. If the redemption request is made after 12:00 noon Colorado time, redemption is consummated at the net asset value next determined and the wire transfer is ordinarily sent on the morning of the second business day following the receipt of the redemption request.

     Shares which were purchased by a personal check cannot be redeemed by telephone until the check has cleared the bank which may take up to fifteen (15) days. Accordingly, if this restriction is of concern to an investor, purchases should be made by wire transfer.


     If transfer is requested by telephone in accordance with the procedures described above, payment will be by wire transfer to the bank account designated on the account application form. the Transfer Agent's charges for each such wire transfer (currently $9.00) will be deducted from the proceeds of the redemption.


     Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven (7) days following receipt of such requests.

     Investors designating a savings and loan association as the bank to receive their telephone redemption proceeds are advised that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. It is suggested that investors discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.


     The telephone redemption procedure may be modified or terminated at any time by the Fund or the Transfer Agent.


     If, in the opinion of the Board of Directors of the Fund, conditions exist which make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the net asset value of the Fund. Shareholders receiving any such securities or other property on redemption will incur any costs of sale.


     Apart from the charge imposed by the Transfer Agent for effecting a redemption payment by a bank wire transfer, neither the Fund nor the Transfer Agent imposes a redemption fee. If a shareholder uses the services of a broker-dealer to effect redemption of his shares, the broker-dealer may charge a fee for such services.


                               EXCHANGE PRIVILEGE


     The shares of one portfolio may be exchanged for shares of the other portfolio without cost. In no event, however, may an investor exchange shares of one portfolio for shares of the other portfolio, if such exchange would result in the investor's investment in either portfolio to be less than $10,000. The privilege to exchange shares enables an investor to switch portfolios when he believes that such a shift is an appropriate personal investment decision. It is not intended as a trading vehicle to respond to short-term market fluctuations. An exchange involves a redemption of all or a portion of shares held in one portfolio and the investment of the proceeds in shares of the other portfolio. Accordingly, the exchange privilege is, for federal income tax purposes, a sale on which a shareholder may realize a taxable gain or loss and a purchase which establishes a new investment, a new cost basis and a new holding period. In order to prevent abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or restrict the exchange privilege of any shareholder who makes more than two exchanges per year.


Exchange by Telephone


     An investor may make telephone exchanges by telephoning the Transfer Agent at 1-888-235-2215 provided that (a) he has elected the telephone exchange option on the account application form, (b) the registration on the two accounts will be identical and (c) the shares to be exchanged are not in certificate form.

Neither the Fund nor the Transfer Agent is responsible for the authenticity of exchange instructions received by telephone or telegraph. Instructions received by the Transfer Agent are transacted at the net asset value in effect at the time the call is received.


Exchange by Mail


     An investor may exchange shares by submitting a written request signed exactly as the shares are registered and accompanied by the certificate(s), if any, evidencing such shares. The request must be addressed to the Transfer Agent and should include specific instructions for the redemption and purchase of shares. These instructions must include the identity of the existing account (the Fund's name, portfolio name, account name and account number) and specify the number of shares to be exchanged. Unless otherwise specified, the new account will be established with the same registration, telephone option(s) and dividend option as the present account. If the new account is to be different in any respect, the exchange request must contain a signature guarantee described under redemption procedures.


     The exchange privilege may be modified or discontinued at any time.

                                  DISTRIBUTIONS

     The Fund declares dividends of net investment income daily. Dividends are paid to shareholders in dividends of additional shares on the 15th day of each month. If the 15th day of a month falls on a weekend or holiday on which the New York Stock Exchange is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation.

     Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

     Unless you elect by written notice to the Adviser, at least ten (10) business days prior to the dividend Payable Date, your dividends and gain distributions, if any, will be made in additional shares at net asset value. If you desire to elect a different option, you may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. (See Item 4 on the General Authorization Form.)

     The Fund will distribute no later than December 31, sufficient capital gains net income determined as of October 31 of each calendar year to avoid the application of the 4% excise tax imposed pursuant to the Internal Revenue Code of 1986, as amended.

     The Underwriter is the general distributor of the shares of the Fund pursuant to a Distribution Agreement dated May 28, 1997 (the "Distribution Agreement"). The Distribution Agreement was approved by the Board of Directors of the Fund, on December 16, 1996 in the manner required by the 1940 Act.

     The Underwriter may offer cash or non-cash incentives to dealers in addition to sales charges in order to promote the sale of shares of the Fund. Any such cash or non-cash incentives will be in compliance with all applicable rules and regulations of the National Association of Securities Dealers, Inc.


                  ACCOUNTING, ADMINISTRATIVE AND TRANSFER AGENT

     The Fund entered into a Fund Accounting Service Agreement, an Administrative Agreement and a Transfer Agency and Service Agreement with
American Data Services, Inc. (the "ADS") to provide, fund accounting and administrative services and shareholder servicing to the Fund. The services to be provided under the agreements include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records, preparation of reports, supervision of the Fund's arrangement with its custodian and assistance in the preparation of the Fund's registration statement under federal and state laws.

     As compensation for these services the Fund pays ADS reasonable out-of-pocket expenses plus fees pursuant to, the Fund Accounting Service Agreement based on the average net assets of each portfolio, the Administrative Agreement based on the greater of the average net asset of each portfolio or 1/12th of .05% of the average net assets of each portfolio and the Transfer Agency and Service Agreement based on a combination of account maintenance charges and transaction charges. Costs incurred, before the Adviser's reimbursement of expenses that exceeded .68% of the Fund's average annual net assets, totaled $2,581 ($1,279 from the Short-Intermediate Portfolio, and $1,302 from the Income Portfolio, respectively) for the period October 28, 1997 (commencement of operations) through December 31, 1997. The agreements provide for a total monthly minimum fees of $3,000 per portfolio plus expenses and transactional charges. The agreements provide for discounts to the Fund during the first twelve months of the Fund's operations or until average daily net assets exceed specified levels. The Fund is required to maintain a $3,000 per portfolio deposit with ADS.

                      CUSTODIAN, LEGAL COUNSEL AND AUDITORS

     Star Bank, N.A. is the portfolio securities custodian for the Fund. Their address is 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45202. The Custody Agreement with Star Bank, N.A. provides for fees on a transactional basis plus out-of-pocket expenses. The minimum monthly fee per portfolio is $400 per month.

     Kutak Rock, 717 17th Street, Suite 2900, Denver, Colorado 80202, acts as counsel to the Fund.


     Baird, Kurtz & Dobson, independent certified public accountants, are the auditors of the Fund. Their address is One Norwest Center, 1700 Lincoln Street, Suite 3400, Denver, Colorado 80203.

                     REPORT OF CERTIFIED PUBLIC ACCOUNTANTS


                         Independent Accountants' Report




To the Shareholders
      and
Board of Directors
Colorado Double Tax-
Exempt Bond Fund, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. (Company) (comprising, respectively, the Short-Intermediate and Income Portfolio), as of December 31, 1997 and the related statements of operations, changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC. as of December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.


                              BAIRD, KURTZ & DOBSON

                          /s/ Baird, Kurtz & Dobson


Denver, Colorado
February 25, 1998

                   Colorado Double Tax-Exempt Bond Fund, Inc.
                             Schedule of Investments
                          Short-Intermediate Portfolio
                                December 31, 1997


                                                   Bond Rating
    Face Amount                                    Moody's/S&P      Market Value
                Revenue Bonds 98.02%
                --------------------
                Hospital 92.66%
      $45,000   Pueblo County, Hospital
                Facilities, 7.50%, 09/01/01           NR/AAA           $47,169

                Housing 5.36%
        5,000   Arapahoe County, Single Family
                Mtg., Zero Coupon, 09/01/10           NR/NR              2,728
                                                                         -----
      Total Revenue Bonds (Cost $49,736)                               $49,897
                                                                        ======

      34        Mutual Funds .06%
                -----------------
                Star Bank Tax Free Fund (Cost                               34
                                                                            --
                $34)

      Total Investments (Cost $49,770)                    98.08%       $49,931
      Other Assets in Excess of Liabilities                1.92%           975
                                                           ----            ---
      Net Assets                                         100.00%       $50,906
                                                         ======         ======


   The accompanying notes are an integral part of these financial statements.

                   Colorado Double Tax-Exempt Bond Fund, Inc.
                             Schedule of Investments
                                Income Portfolio
                                December 31, 1997

                                                   Bond Rating
    Face Amount                                    Moody's/S&P   Market Value
                Certificates of Participation
                -----------------------------
                4.92%
      $15,000   El Paso County, School District
                38, 6.90%, 12/01/13 (Cost            Aaa/AAA           $15,774
                $15,775)

                Revenue Bonds 88.88%
                --------------------
                Hospitals 8.55%
       25,000   Colorado Springs Hospital,
                5.70%, 12/15/08                      Aaa/AAA            27,384
                                                                        ------
                Housing 4.43%
        5,000   Adams County, Building Auth.,
                Zero Coupon, 08/15/12                 NR/AAA             2,406
       30,000   Colorado Housing Finance Auth.,
                Zero Coupon, 09/01/10                 Aa1/NR            11,770
                                                                        ------
                                                                        14,176
                Public Facilities 6.62%                                 ------
       20,000   Colorado Health Facs. Auth.,
                Lutheran Medical, 7.25%, 10/01/14     A1/A+             21,200
                                                                        ------
                Transportation 48.88%
      150,000   Denver City & County Airport,
                5.875%, 11/15/16                     Aaa/AAA           156,542
                                                                       -------
                Utility 20.40%
       25,000   Colorado Springs Utilities,
                6.00%, 11/15/18                       Aa2/AA            26,421
       35,000   Platte River Power Authority,
                6.00%, 06/01/18                       NR/AAA            38,913
                                                                        ------
                                                                        65,334
                                                                        ------
Total Revenue Bonds (Cost $280,646)                                    284,636
                                                                       -------


   The accompanying notes are an integral part of these financial statements.

                   Colorado Double Tax-Exempt Bond Fund, Inc.
                             Schedule of Investments
                                Income Portfolio
                                December 31, 1997

                                                   Bond Rating
    Face Amount                                    Moody's/S&P   Market Value

                Mutual Funds 5.83%
       18,662   Star Bank Tax Free Fund (Cost                           18,662
                $18,662)                                                ------

      Total Investments (Cost $315,083)                   99.63%      $319,072
      Other Assets in Excess of Liabilities                0.37%         1,178
                                                           ----          -----
      Net Assets                                         100.00%      $320,250
                                                         ======        =======


   The accompanying notes are an integral part of these financial statements.

                  Colorado Double Tax-Exempt Bond Fund, Inc.
                     Statement of Assets and Liabilities
                              December 31, 1997

                                                         Short-
                                                      Intermediate     Income
                                                       Portfolio     Portfolio
                                                      ------------   ---------
Assets:
  Investments in securities, at value (Cost $49,770
    and $315,083, respectively) (Note 6)                   $49,931    $319,072
  Receivable from advisor (Note 3)                           1,298       1,200
  Service deposit                                            3,000       3,000
  Interest receivable                                        1,125       2,029
                                                             -----       -----
    Total assets                                            55,354     325,301
                                                            ------     -------
Liabilities:
  Payable for dividends declared                                89         635
  Accrued expenses                                           4,359       4,416
                                                             -----       -----
    Total liabilities                                        4,448       5,051
                                                             -----       -----

Net Assets                                                 $50,906    $320,250
                                                            ======     =======

Net Assets Consist of:
  Capital stock, $.001 par value; limited shares
    authorized; 5,074 and 31,653 shares outstanding,
    respectively (Note 5)                                  $     5    $     32
  Additional paid in capital                                50,740     315,931
  Undistributed net investment income                            0           0
  Accumulated undistributed net realized gain from
    security transactions                                        0         298
  Net realized appreciation of investments                     161       3,989
                                                               ---       -----

Net Assets                                                 $50,906    $320,250
                                                            ======     =======

Net asset value, redemption and offering price per
  share ($50,906/5,074 and $320,250/31,653 shares of
  capital stock outstanding, respectively) (Note 5)      $10.03      $10.12
                                                          =====       =====

   The accompanying notes are an integral part of these financial statements.

                   Colorado Double Tax-Exempt Bond Fund, Inc.
                             Statement of Operations
       For the Period April 17, 1997 (Capitalization) to December 31, 1997

                                                            Short-
                                                         Intermediate   Income
                                                           Portfolio   Portfolio
                                                         ------------  ---------
Investment Income:
  Interest                                                   $ 395      $1,814
                                                               ---       -----
    Total income                                               395       1,814
                                                               ---       -----

Expenses:
  Investment advisory fee (Note 3)                              21          73
  Distribution fee (Note 4)                                     22          80
  Administrative fee (Note 3)                                  959         982
  Transfer agent fee (Note 3)                                  320         320
  Audit fee                                                  1,971       1,971
  Custody fee                                                1,014       1,014
  Directors fees and expenses                                  750         750
  Registration                                                 127         127
  Legal fee                                                  1,774       1,774
  Other                                                        591         591
                                                               ---         ---
    Total expenses                                           7,549       7,682
                                                             -----       -----
Less: Expense reimbursement from advisor (Note 3)           (7,489)     (7,466)
      Net expenses                                              60         216
                                                                --         ---

Net investment income                                       $  335     $ 1,598
                                                               ---       -----
Realized and Unrealized Gain on Investments: (Note 2)
  Net realized gain on investments                               0         298
  Unrealized appreciation of investments for the               161       3,989
  period                                                       ---       -----

    Net gain on investments                                    161       4,287
                                                               ---       -----

Net increase in net assets from operations                   $ 496     $ 5,885
                                                               ===       =====

   The accompanying notes are an integral part of these financial statements.

                  Colorado Double Tax-Exempt Bond Fund, Inc.
                      Statement of Changes in Net Assets
     For the Period April 17, 1997 (Capitalization) to December 31, 1997

                                                            Short-
                                                         Intermediate   Income
                                                           Portfolio   Portfolio
                                                         ------------  ---------
Increase in Net Assets from Operations:
  Net investment income                                    $   335    $  1,598
  Net realized gain on investments                               0         298
  Unrealized appreciation for the period                       161       3,989
                                                               ---       -----
    Net increase in net assets from operations                 496       5,885
                                                               ---       -----

Distributions paid to shareholders:
  From net investment income ($.07 and $.08 per
    share, respectively)                                     (335)     (1,598)
                                                             -----     -------
Capital share transactions (Note 5)                         50,745     315,963
                                                            ------     -------
    Total increase in net assets                            50,906     320,250
                                                            ------     -------

Net Assets:
  Beginning of period                                            0           0
                                                                 -           -
  End of period                                            $50,906    $320,250
                                                            ======     =======

   The accompanying notes are an integral part of these financial statements.

                    Colorado Double Tax-Exempt Bond Fund, Inc.
                           Short-Intermediate Portfolio
                               Financial Highlights
               (For a Fund Share Outstanding Throughout the Period)

                                                     For the Period October 28,
                                                                1997
                                                    (Commencement of Operations)
                                                        to December 31, 1997

Net asset value, beginning of period                           $10.00

Income from net investment operations:
  Net investment income                                          0.07
  Capital gains
    Net realized and unrealized gain (loss) on                   0.03
                                                                 ----
investments
      Total from investment operations                           0.10
Less: distributions                                              ----
  Dividends from net investment income                          (0.07)
  Dividends from net realized gains                              0.00
                                                                 ----
    Total distributions                                         (0.07)
                                                                 ----
Net asset value, end of period                                 $10.03
                                                                =====

Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                           51
  Ratio of expenses to average net assets                       84.89%**
  Ratio of expenses to average net assets,
    after reimbursement                                          0.68%**
  Ratio of net investment income (loss) to average
    net assets                                                 (80.44)%**
  Ratio of net investment income (loss) to average
    net assets, after reimbursement                              3.77%**
  Portfolio turnover rate                                        0.00%
  Average commission rate paid                                   0.0000
    Total return*                                                5.64%**

--------------------------
*Based on net asset value per share.
**The Portfolio was capitalized on April 17, 1997, with $50,000 representing 5,000 shares at a net asset value per share of $10.00. The initial public offering was made on October 28, 1997 at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.

   The accompanying notes are an integral part of these financial statements.

                    Colorado Double Tax-Exempt Bond Fund, Inc.
                                 Income Portfolio
                               Financial Highlights
               (For a Fund Share Outstanding Throughout the Period)

                                                     For the Period October 28,
                                                                1997
                                                    (Commencement of Operations)
                                                        to December 31, 1997

Net asset value, beginning of period                           $10.00

Income from net investment operations:
  Net investment income                                          0.09
  Capital gains
    Net realized and unrealized gain (loss) on                   0.12
                                                                 ----
investments
      Total from investment operations                           0.21
Less: distributions                                              ----
  Dividends from net investment income                          (0.09)
  Dividends from net realized gains                              0.00
                                                                 ----
    Total distributions                                         (0.09)
                                                                 ----
Net asset value, end of period                                 $10.12
                                                                =====

Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                          320
  Ratio of expenses to average net assets                       24.20%**
  Ratio of expenses to average net assets,
    after reimbursement                                          0.68%**
  Ratio of net investment income (loss) to average
    net assets                                                 (18.48)%**
  Ratio of net investment income (loss) to average
    net assets, after reimbursement                              5.03%**
  Portfolio turnover rate                                       25.64%
  Average commission rate paid                                   0.0000
    Total return*                                               12.21%**

---------------
*Based on net asset value per share.
**The Portfolio was capitalized on April 17, 1997, with $50,000 representing 5,000 shares at a net asset value per share of $10.00. The initial public offering was made on October 28, 1997 at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized.


   The accompanying notes are an integral part of these financial statements.

                   Colorado Double Tax-Exempt Bond Fund, Inc.
                          Notes to Financial Statements
                   Colorado Double Tax-Exempt Bond Fund, Inc.
                          Notes to Financial Statements
                               December 31, 1997


NOTE 1.  ORGANIZATION

     The Colorado Double Tax-Exempt Bond Fund (the "Fund") was organized as a Maryland Corporation on August 29, 1996 and commenced operations on October 28, 1997. The Corporation is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The Fund is authorized to issue 100,000,000 shares of capital stock par value of $.001 per share, of which 40,000,000 shares are initially authorized as Class A shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares are initially authorized as Class B Shares which constitute the Income Portfolio. The Fund was formed to provide Colorado investors with as high a level of tax-exempt income exempt from federal and Colorado state income taxes as is consistent with the maturities of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations. Portfolio securities are valued at the last reported sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

     Federal Income Taxes. The Funds intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends  and   Distributions.   The  Fund  accrues  dividends  daily  and
distributes monthly all of its net investment income. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.


   The accompanying notes are an integral part of these financial statements.

     Organization Expenses. During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses of $38,656. The Advisor has elected to incur these expenses.

     Other. The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Interest income is recorded on an accrual basis.

     Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATION AND CUSTODIAL AGREEMENTS

     The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and Funds Management Corporation (the "Manager") and subject to the authority of the Board of Directors, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

     Under the terms of the Management Agreement, the Fund has agreed to pay the manager a base monthly management fee at the annual rate of .23% of the Fund's average daily net assets.

     All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the manager. The expenses to be borne by the Fund will include: taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") any extraordinary expenses. The Manager has agreed to reimburse the Fund for its expenses to the extent that they ever exceed .68% (including the


   The accompanying notes are an integral part of these financial statements.

Advisor's fee) of the average annual net assets of the Fund. The Manager is a wholly owned subsidiary of Isaak Bond Investments, Inc. (The Principal
Underwriter). The Principal Underwriter is owned by certain Officers and Directors of the Fund.

     For the period October 28, 1997 (commencement of operations) through December 31, 1997, the Manager earned advisory fees of $94. The Manager earned $21 from the Short-Intermediate Portfolio and $73 from the Income Portfolio, respectively. The Manager reimbursed the Fund $14,955 in expenses. The Manager reimbursed the Short-Intermediate Portfolio $7,489 and reimbursed the Income Portfolio $7,466, respectively.

     The Fund has agreements with American Data Services, Inc. (the "Administrator") to provide shareholder servicing, fund accounting and administrative services to the Fund. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records, preparation of reports, supervision of the Fund's arrangement with its custodian and assistance in the preparation of the Fund's registration statement under federal and state laws. Costs incurred, before the Adviser's reimbursement of expenses that exceeded .68% of the Fund's average annual net assets, totaled $2,581 ($1,279 from the Short-Intermediate Portfolio, and $1,302 from the Income Portfolio, respectively) for the period October 28, 1997 (commencement of operations) through December 31, 1997. The agreements provide for a total monthly minimum fees of $3,000 per portfolio plus expenses and transactional charges. The agreements provide for discounts to the Fund during the first twelve months of the Fund's operations or until average daily net assets exceed specified levels. The Fund is required to maintain a $3,000 per portfolio deposit with the Administrator.

     The  Fund's  custody   agreements  with  a  bank  provide  for  fees  on  a
transactional basis plus expenses. The minimum monthly fee per portfolio is $400 per month.

NOTE 4. DISTRIBUTION AGREEMENT

     Under a plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager for each of the Fund's portfolios, a shareholder servicing and distribution fee at the annual rate of .25% of the average daily net assets of the Fund. Such fee will be used in its entirety by the Manager to make payments to reimburse distributors or others for all expenses incurred by distributors or others in the promotion and distribution of the Fund's shares. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of prepaying and distributing sales literature and related expenses, including a prorated portion of distributors' overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees


   The accompanying notes are an integral part of these financial statements.

paid to securities broker-dealers or their firms or others who have executed a servicing agreement with the Fund, distributors or their affiliates. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. For the period ended December 31, 1997, the amount paid or accrued for such expenses was $102.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     As of December 31, 1997, there was an authorized number of $.001 par value shares of capital stock authorized for the Fund. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares were initially authorized as Class A Shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares were initially authorized as Class B Shares which constitute the Income Portfolio. The Board of Directors is authorized to assign any of the 40,000,000 unassigned shares of the Fund to a portfolio. Transactions in capital stock during the period April 17, 1997 (capitalization) through December 31, 1997 were as follows:

                              Short-Intermediate Portfolio     Income  Portfolio
                              ----------------------------     -----------------
                                  Shares         Amount         Shares    Amount
                              -------------   ------------     --------   ------
Shares sold                        5,050        $50,500         31,558  $315,000
Shares issued for                     24            245             95       963
reinvestment
  of dividends and
distribution
Shares redeemed                        0              0              0         0
                                       -              -              -         -
Net increase                       5,074        $50,745         31,653  $315,963
                                   =====         ======         ======   =======

NOTE 6. INVESTMENTS

     For the period October 28, 1997 (commencement of operations) through December 31, 1997, purchases and sales of investment securities, other than short-term investments, were as follows. The Short-Intermediate Portfolio aggregated $49,885 and $0, respectively. The gross unrealized appreciation for all securities totaled $161 and the gross unrealized depreciation for all securities totaled $0 for a net unrealized appreciation of $161. The aggregate cost of securities for federal income tax purposes at December 31, 1997 was $49,770. Purchases and sales of the Income Portfolio aggregated $347,959 and $51,850, respectively. The gross unrealized appreciation for all securities totaled $4,048 and the gross unrealized depreciation for all securities totaled $59 for a net unrealized appreciation of $3,989. The aggregate cost of securities for federal income tax purposes at December 31, 1997 was $315,083.


   The accompanying notes are an integral part of these financial statements.

Colorado Double Tax
Exempt Bond Fund                                                          [LOGO]
--------------------------------------------------------------------------------
Account Application

Send All Checks and Forms To
Colorado Double Tax-Exempt Bond Fund, Inc.
--------------------------------------------------------------------------------
1. Registration_Please Print All Items Except Signatures.

Check one box

_ Individual   _ Joint Registrant   _ Gift to Minors      _ Corporations,
  Use line 1     Use line 2           Use lines 3, 4 & %    Partnerships, Trusts
                                                            & Others
                                                            Use lines 6 & 7


_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|          _|_|_|_|_|_|_|_|_|
1. First Name     Initial   Last Name  Soc.Sec.No.

_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|          _|_|_|_|_|_|_|_|_|
2. Right of survivorship presumed,
unless tenancy in common is indicated.  Soc.Sec.No.

_______________________________________________________________ as Custodian for
3. Custodian's Name

______________________________________________________________________ under the
4. Minor's Name

___________________________________________________ Uniform Gifts to Minors Act.
5. State                   Minor's Soc.Sec.No.

________________________________________________________________________________
6. Name of Corporation or Other Entity. If a Trust, include date of trust instrument.

______________________________________________________    |_|_|_|_|_|_|_|_|_|_|
7.                         Taxpayer Ident. No.

--------------------------------------------------------------------------------
2. Address_Please Print.

________________________________________________________________________________
Street Address                                        (Area Code) Home Phone No.

________________________________________________________________________________
City                      State   Zip Code            (Area Code) Home Phone No.

--------------------------------------------------------------------------------
3. Initial Investment $10,000 Minimum per Portfolio

Portfolio Selection: |_| The Short-Intermediate Portfolio $__________
                     |_| The Income Portfolio $__________

Investment Source:


|_| *By Check $__________               |_| **By Wire $__________

*Please make check payable to           **Call  the  Fund  for  instructions and
Colorado  Double   Tax-Exempt           account number(s). Read the  purchase by
Bond Fund, Inc, and mail with           wire section  of  the  prospectus  as  a
this     completed    Account           reference  if  you  are  unclear  on any
Application.   You   will  be           procedures.
assigned an account number(s)
by ____________ upon receipt.


Each portfolio is assigned a separate account number to avoid errors.

I confirm the account number(s) I was assigned by telephone with regard to my wire transfer of funds as follows:

_______________________________________     ____________________________________
Short-Intermediate Portfolio                Income Portfolio Assigned
Assigned Account Number                     Account Number
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Distributions (If no selection is checked,the Share Option will be assigned.)

|_|   Share Option    Income dividends and capital gain distributions
      automatically reinvested in additional shares.

|_|   Income Option   Income dividends and capital gain distributions
      distributed in cash.
--------------------------------------------------------------------------------
5. Wire Service

|_| Yes |_| No       Permits Redemption Proceeds initiated by wire, telephone or letter to be transmitted via Fed Wire to Fed Member Banks. If you desire to permit such transmittals, fill out "Bank Account Details" Below.

Bank Account Details-Fill Out This Section if "Yes" is Checked For Item 5:

________________________________________________________________________________
Name of your Bank.  Note: Initial Investment Check or wire must be drawn against this account.

________________________________________________________________________________
Account Name                        Account Number(s)

________________________________________________________________________________
Address of Bank                 City        State       Zip Code
--------------------------------------------------------------------------------
6. Telephone Privileges

|_| Yes |_| No         Portfolio Exchange - Permits  Exchange  between  the  two
                       portfolios by telephone

|_| No Status of Account by Telephone - Unless the "NO" box is checked, the investor(s) authorize(s) _______________ to respond to telephone inquiries from persons reasonably believed by the Bank to be the registrant(s).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. Signature And Taxpayer Identification Number Certification For
   Individual Investors

The undersigned warrant(s) that I (we) have full authority and, if a natural person, am (are) of legal age to purchase shares pursuant to this Application have received a current Fund Prospectus and agree to be bound by its terms. I
(we) agree that American Data Services, Inc., Colorado Double Tax-Exempt Bond Fund, Inc. or any of their officers, directors or employees will not be liable for any loss or expense for acting upon any instructions or inquiries believes genuine.

Taxpayer Identification Number Certification:  Under the penalties of perjury, I
(we) certify [1] that the Social Security Number(s) or Taxpayer Identification Number(s) shown in Section 1 of this form is (are) my (our) correct Taxpayer Identification Number(s), and [2] that I (we) am (are) not subject to backup withholding either because I (we) have not been notified that I (we) am (are) subject to backup withholding as a result of a failure to report all dividends, or the Internal Revenue Service has notified me (us) that I (we) am (are) no longer subject to backup withholding.

________________________________________________________________________________
Individual (or Custodian)      Date          Joint Registrant, if any
--------------------------------------------------------------------------------
Certification A     For Use by Advisers Only.           Complete Only If  Copies
                                                        of Advices Are Required.
The undersigned represent(s) and warrant(s) that authorization to purchase and redeem shares of the Fund has been given by the investor(s).

______________________________________    ______________________________________
Firm Name                                 Firm Name

______________________________________    ______________________________________
Address                                   Address

______________________________________    ______________________________________
City             State             Zip    City             State             Zip

______________________________________    ______________________________________
Date    Authorized Signature and Title    Date    Authorized Signature and Title

______________________________________    ______________________________________
Date    Authorized Signature and Title    Date    Authorized Signature and Title
--------------------------------------------------------------------------------
Certification B     For Use By Corporations, Pension Trusts, Partnership or
                    Other Institutional Investors Only.

__________________________________________
Dated:

Note: Retain a copy of this document for your records. Any modification of the information below will require an amendment to this form. This document is in full force and effect until another duly executed form is received by American Data Services, Inc.

|_|  New            |_|  Amendment to form dated

______________________________________    ______________________________________
Name of Registered Owner:                 Account No(s):

Registered Owner is a:

|_|  Corporation/Incorporated Association*     |_|  Partnership
|_|  Pension Trust                |_|  _________________________________________

Other:  (such  as  Non-Profit   Organization,   Religious   Organization,   Sole
      Proprietorship, Investment Club, Non-Incorporated Association, etc.)

The following named persons are currently officers/trustees/general partners/other authorized signatories of the Registered Owner, and any _____** of them ("Authorized Person(s)") is/are currently authorized under the applicable governing document to act with full power to purchase, redeem, assign or transfer securities of Colorado Double Tax-Exempt Bond Fund, Inc. (the "Fund") for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

Name                       Title                   Specimen Signature

________________________   _____________________   _____________________________
________________________   _____________________   _____________________________
________________________   _____________________   _____________________________
________________________   _____________________   _____________________________

American Data Services, Inc. ("ADS") may, without inquiry, act only upon the instruction of Any Person(s) purporting to be (an) Authorized Person(s) as named in the Certification form last received by ADS. ADS and the Fund shall not be liable for any claims, expenses (including legal fees) or losses resulting from the ADS having acted upon any instruction reasonably believed genuine.


*For Corporations and Incorporated Associations Only. Note: Either Signature Guarantee or Seal is Required.


I, ____________________, Secretary of the above-named Registered Owner, do hereby certify that at a meeting on ____________________ at which a quorum was present throughout, the Board of Directors of the corporation/the officers of the association duly adopted a resolution, which is in full force and effect and in accordance with the Registered Owner's charter and bylaws, which resolution did the following: (1) empowered the above-named Authorized Person(s) to effect securities transactions for the Registered Owner on the terms described above;
(2) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Registered Owner and to notify ADS when changes in office occur; and (3) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ADS receives a duly executed amendment to the Certification form.

Signature
Guaranteed***
(or Corporation Seal)                      Witness  my  hand  on  behalf  of the
                                           corporation/association this ____ day
                                           of __________, 19__.

                                    ____________________________________________
                                    Secretary***

The  undersigned  officer (other than the Secretary)  hereby  certifies that the
foregoing    instrument    has   been   signed   by   the   Secretary   of   the
corporation/association.

Signature
Guaranteed***
(or Corporate Seal)                 ____________________________________________
                                    Certifying Officer of the Corporation or Incorporated Association***


For All Other Institutional
Investors                           ____________________________________________
                                    Certifying Trustee(s)/
                                    General Partner(s)/Other(s)***


Signature(s)
Guaranteed***                       ____________________________________________
                                    Certifying Trustee(s)/
                                    General Partner(s)/Other(s)***

**Insert a number unless otherwise indicated. The bank may honor instructions of any one of the persons named above. ***Signature(s) must be guaranteed by a commercial bank or trust company located or having a correspondent in New York City, or by a member firm of a national securities exchange. Notarization is not acceptable.

                 APPLICATION FOR AUTOMATIC INVESTMENT PLAN


         I hereby request that __________ draw a check or an automated clearing house ("ACH") debit on my checking account as described below each month to purchase shares in the Short-Intermediate Portfolio or shares in the Income Portfolio of Colorado Double Tax-Exempt Bond Fund subject to the terms set forth below.

--------------------                      AUTHORIZATION  TO  HONOR CHECKS OR ACH
                                          DEBITS   DRAWN   BY   FINANCIAL   DATA
You are hereby  authorized  to  draw a    SERVICES,INC.
check or an  ACH debit  each month  on
my  bank  account  for  investment  in    To                                Bank
Colorado Double Tax-Exempt  Bond  Fund               (Investor's Bank)
as indicated below:
                                          Bank Address
   Amount of each check or ACH debit $    City             State        Zip Code
   Account No.
   Please date and invest checks or As a convenience to me, I hereby draw ACH debits on the 20th of each request and authorize you to pay and
   month beginning                        charge  to  my  account  checks or ACH
                                          debits  drawn  on  my  account  by and
                               (Month)    payable to  __________.  I agree  that
                                          your  rights in respect  to  each such
I agree that you are preparing these check or debit shall be the same as checks or drawing these debits volun- if it were a check drawn on you and tarily at my request and that you signed personally by me. This shall not be liable for any loss authority is to remain in effect arising from any delay in preparing or until revoked personally by me. failure to prepare any such check or This authority is to remain in effect debit. If I change banks or desire to until revoked personally by me in terminate or suspend this program, I writing. Until you receive such agree to notify you promptly in notice, you shall be fully protected
writing.                                  in honoring  any such check  or debit.
                                          I  further  agree  that  if  any  such
I further agree that if a check or check or debit be dishonored, whether debit is not honored upon with or without cause and whether
presentation, __________ is authorized    intentionally  or  inadvertently,  you
to   discontinue    immediately    the    shall be under no liability.
Automatic  Investment  plan   and   to
liquidate  sufficient  shares  held in    Date         Signature of Depositor
my account to offset the purchase made    Bank         (If joint account,
with the returned check or  dishonored                 both must sign)
debit.                                    Number

 Date     Signature of Depositor          NOTE: IF AUTOMATIC INVESTMENT  PLAN IS
                                          ELECTED,  YOUR BLANK,  UNSIGNED  CHECK
          Signature of Depositor          MARKED  "VOID"  SHOULD  ACCOMPANY THIS
    (If joint account, both must sign)    APPLICATION.

FOR BROKER-DEALER ONLY

                                          We   hereby   authorize   Isaak   Bond
    Branch Office, Address, Stamp         Investments, Inc.  to act as our agent
                                          in connection with transactions  under
This  form  when  completed  should be    this authorization  form and  agree to
mailed to:                                notify    the   distributor   of   any
                                          purchases  made  under   a  Letter  of
  Colorado Double Tax-Exempt Bond Fund    Intention   or  Systematic  Withdrawal
  c/o __________                          Plan.  We  guarantee the Shareholder's
  ______________                          Signature.
  ______________
  ______________                              Broker-Dealer Name and Address
                                          By
                                           Authorized Signature of Broker-Dealer

                                          Branch-Code    F/C No.   F/C Last Name

                                          Broker-Dealer's Customer A/C No.

                                   APPENDIX A

                      KEY TO MOODY'S MUNICIPAL BOND RATINGS


     Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

     Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                       KEY TO S&P'S MUNICIPAL BOND RATINGS


     AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B Debt rated "B" has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI The rating "CI" is reserved for income bonds on which no interest is being paid.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                      KEY TO FITCH'S MUNICIPAL BOND RATINGS


     AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     Credit Trend Indicator: Credit trend indicators show whether credit fundamentals are improving, stable, declining, or uncertain, as follows:

                Improving         [Up Arrow]
                Stable            [Left, Right Arrow]
                Declining         [Down Arrow]
                Uncertain         [Up, Down Arrow]

     Credit trend indicators are not predictions that any rating change will occur, and have a longer-term time frame than issues placed on FitchAlert.

NR             Indicates that Fitch does not rate the specific issue.

Conditional    A   conditional   rating   is    premised   on   the   successful
               completion of a project or the  occurrence  of a specific  event.
               Suspended A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Suspended      A rating is suspended when Fitch deems the amount of  information available from the issuer to be inadequate for rating purposes.

Withdrawn      A   rating  will  be   withdrawn  when  an  issue  matures  or is
               called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert     Ratings  are  placed  on  FitchAlert  to  notify  investors of an occurrence  that is likely to result in a rating  change  and the
               likely   direction  of  such   change.   These  are  designed  as
               "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C              Bonds  are  in  imminent   default  in  payment  of  interest  or
               principal.

DDD, DD and D  Bonds   are   in   default   on    interest    and/or   principal
               payments.  Such  bonds are  extremely  speculative  and should be
               valued  on  the  basis  of  their  ultimate   recovery  value  in
               liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

          (a) Financial Statements included in Part B:


               (i)  Independent Accountant's Report, dated February 25, 1998.

               (ii) Schedule of Investments Short-Intermediate Portfolio, dated December 31, 1997.

               (iii) Schedule of Investments Income Portfolio dated December 31, 1997.

               (iv)  Statements  of Assets and  Liabilities  dated  December 31,
          1997.

               (v) Statement of Operations Period Ended December 31, 1997.

               (vi) Statement of Changes in Net Assets dated December 31, 1997.

               (vii) Financial Highlights Short-Intermediate Portfolio Period Ended December 31, 1997.

               (viii)  Financial   Highlights   Income  Portfolio  Period  Ended
          December 31, 1997.

               (ix) Notes to Financial Statements.

          (b) Exhibits:

             Exhibit No.                             Description of Exhibit
             -----------                             ----------------------

                  1                 Articles of Incorporation of Registrant(1)

                  2                 Bylaws of Registrant(1)


                  4(a) Specimen copy of certificate for shares issued by Registrant for Short-Intermediate Portfolio(1)

                  4(b) Specimen copy of certificate for shares issued by Registrant for Income Portfolio(1)

                  5                 Form of Investment Advisory Agreement(1)


                  6(a)              Form of Distribution Agreement(2)

                  6(b)              Form of Distribution Sales Agreement(2)


                  8                 Form of Custody Agreement(1)

                  9                 Form of Transfer Agency and Service
                                    Agreement(1)

                  10                Opinion of counsel(1)

                  11(a)             Consent of Kutak Rock(2)


                  11(b)             Consent of Independent Public Accountants(2)


                  15(a)             12b-1 Distribution Plan (Short-Intermediate
                                    Portfolio)(1)

                  15(b)             12b-1 Distribution Plan(Income Portfolio)(1)


                  27                Financial Data Schedule(2)

         (1) Previously filed.
         (2) Filed herewith.

Item 25. Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 26. Number of Holders of Securities


     As  of  April  30,  1998,   the  Fund  had  9  holders  of  record  of  its
Short-Intermediate Portfolio Shares and 23 holders of record of its Income Portfolio Shares.

Item 27. Indemnification


     Reference is made to Article V of the Fund's Bylaws filed as Exhibit No. 2 to the Fund's Registration Statement and Section 2-418 of the Maryland General Corporation Law with respect to the indemnification of the Fund's directors and officers. The Fund undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Adviser


     Funds Management Corporation was organized as a Colorado corporation for the purpose of serving as the investment adviser of the Fund. It has no present plans of engaging in any other business activity although it may eventually serve as an investment adviser to other investment companies.

     Set forth below is a list of the officers and directors of Funds Management Corporation, together with information as to any business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.


                             Position with Funds
           Name            Management Corporation*   Other Businesses, Etc.
           ----            -----------------------   ----------------------
Calvin F. Isaak            President and Director    President and Director
                                                     of Isaak Bond
                                                     Investments, Inc.
                                                     600 17th Street, Suite 2610
                                                     South Denver,Colorado 80202

David Isaak                Vice President,           Vice President of
                           Treasurer and Director    Municipal Bond Trading
                                                     Department of Isaak Bond
                                                     Investments, Inc.
---------------


*Address: 600 17th Street, 2610 S. Tower, Denver, Colorado 80202

Item 29. Principal Underwriter

          (a) Not Applicable

          (b)
                           Position with Isaak Bond       Position with
    Name                       Investments, Inc.            Registrant
------------------         -------------------------      ----------------------
Calvin F. Isaak*           President and Director         President and Chairman
                                                          of
                                                          the Board

David Isaak*               Vice President of Municipal    Vice President,
                           Bonding Trading Department     Treasurer
                                                          and Director

Stan Voth*                 Chief Financial Officer        Secretary
Philip J. Konsella**       Director                       Director

---------------


*Address: 600 17th Street, 2610 S. Tower, Denver, Colorado 80202
**Address: 1519 Genesee Vista Road, Golden, Colorado 80401


          (c) Not Applicable.

Item 30. Location of Accounts and Records


     Colorado Double Tax-Exempt Bond Fund, Inc.
     600 17th Street
     2610 S. Tower
     Denver, Colorado 80202


Item 31. Management Services

          Not applicable.

Item 32. Undertakings


          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado, on the 30th day of April 1998.

                                      COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.


                                             By /s/ Calvin F. Isaak
                                                    ----------------------------
                                                    Calvin F. Isaak, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

           Signature                      Title                   Date
           ---------                      -----                   ----
/s/ James M. Coughlin           Director                     April 30, 1998
----------------------
    James M. Coughlin

/s/ Bruce L. Evans              Director                     April 30, 1998
----------------------
    Bruce L. Evans

/s/ Calvin F. Isaak             President (Chief             April 30, 1998
----------------------          Executive Officer) and
    Calvin F. Isaak             Chairman of the Board

/s/ David Isaak                 Vice President, Treasurer    April 30, 1998
----------------                and Director
David Isaak

/s/ Philip J. Konsella          Director                     April 30, 1998
----------------------
Philip J. Konsella

                                INDEX TO EXHIBITS


     Exhibit No.                             Description of Exhibit
     -----------                             ----------------------

         1                         Articles of Incorporation of Registrant(1)

         2                         Bylaws of Registrant(1)


         4(a) Specimen copy of certificate for shares issued by Registrant for Short-Intermediate Portfolio(1)

         4(b) Specimen copy of certificate for shares issued by Registrant for Income Portfolio(1)

         5                         Form of Investment Advisory Agreement(1)


         6(a)                      Form of Distribution Agreement(2)

         6(b)                      Form of Distribution Sales Agreement(2)


         8                         Form of Custody Agreement(1)

         9                         Form of Transfer Agency and Service
                                   Agreement(1)

         10                        Opinion of counsel(1)

         11(a)                     Consent of Kutak Rock(2)


         11(b)                     Consent of Independent Public Accountants(2)


         15(a)                     12b-1 Distribution Plan (Short-Intermediate
                                   Portfolio)(1)

         15(b)                     12b-1 Distribution Plan (Income Portfolio)(1)


         27                        Financial Data Schedule(2)


---------------


(1) Previously filed.
(2) Filed herewith.

                                  [LETTERHEAD]



                               KUTAK ROCK                                ATLANTA
                              A PARTNERSHIP                          KANSAS CITY
                    INCLUDING PROFESSIONAL CORPORATIONS              LITTLE ROCK
                               SUITE 2900                               NEW YORK
                          717 SEVENTEENTH STREET                   NEWPORT BEACH
                        DENVER, COLORADO 80202-3329                OKLAHOMA CITY
                             (303) 297-2400                                OMAHA
                        FACSIMILE (303) 292-7799                         PHOENIX
                                                                      PITTSBURGH
                                                                      WASHINGTON



                                 April 30, 1998



Mary A. Cole, Esq., Mail Stop 10-5
Division of Investment Management
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  Colorado   Double   Tax-Exempt  Bond  Fund,  Inc.
                    File  No. 333-20287
                    Form N-1A filed; Post-Effective Amendment No. 1

Dear Ms. Cole:


     On behalf of Colorado Double Tax-Exempt Bond Fund, Inc. (the "Company"), we are filing herewith pursuant to Rule 485(b) Post-effective Amendment No. 1 to the above referenced registration statement (the "Registration Statement"). This filing is being effected by direct transmission via the Securities and Exchange Commission's Operational EDGAR System.

     If you have any questions on the filing, please do not hesitate to contact the undersigned.


                                              Sincerely yours,



                                          /s/ Christopher J. Oliver
                                              ----------------------------------
                                              Christopher J. Oliver


cc: Calvin F. Isaak